UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-00524
BNY Mellon Investment Funds III
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
10/31
Date of reporting period:
4/30/26
The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements. A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.
BNY Mellon Global Equity Income Fund
BNY Mellon International Bond Fund
ITEM 1 - Reports to Stockholders
BNY Mellon Global Equity Income Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
April 30, 2026
Class A – DEQAX
This semi-annual shareholder report contains important information about BNY Mellon Global Equity Income Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$67	1.26%*
*	Annualized.
KEY FUND STATISTICS (AS OF 4/30/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$211	62	31.85%
Portfolio Holdings (as of 4/30/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

United States
45.8%
France
10.7%
United Kingdom
10.2%
Hong Kong
4.2%
China
3.8%
Ireland
3.2%
Netherlands
2.9%
Italy
2.5%
Spain
2.4%
Canada
2.3%
Germany
2.2%
Denmark
1.8%
South Korea
1.8%
Japan
1.7%
Brazil
1.5%
Taiwan
1.0%
Net Other Assets and Liabilities
2.0%

Changes in or Disagreements with Accountants
  Starting January 1, 2026, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds. There were no disagreements with the former accounting firm during the Fund’s fiscal years ended October 31, 2025 and October 31, 2024 and the subsequent interim period through January 1, 2026.
This is a summary of certain changes to the Fund since November 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated February 27, 2026 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6175SA0426

BNY Mellon Global Equity Income Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
April 30, 2026
Class C – DEQCX
This semi-annual shareholder report contains important information about BNY Mellon Global Equity Income Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$108	2.05%*
*	Annualized.
KEY FUND STATISTICS (AS OF 4/30/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$211	62	31.85%
Portfolio Holdings (as of 4/30/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)
Changes in or Disagreements with Accountants
  Starting January 1, 2026, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds. There were no disagreements with the former accounting firm during the Fund’s fiscal years ended October 31, 2025 and October 31, 2024 and the subsequent interim period through January 1, 2026.
This is a summary of certain changes to the Fund since November 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated February 27, 2026 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6176SA0426

BNY Mellon Global Equity Income Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
April 30, 2026
Class I – DQEIX
This semi-annual shareholder report contains important information about BNY Mellon Global Equity Income Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52	0.99%*
*	Annualized.
KEY FUND STATISTICS (AS OF 4/30/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$211	62	31.85%
Portfolio Holdings (as of 4/30/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)
Changes in or Disagreements with Accountants
  Starting January 1, 2026, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds. There were no disagreements with the former accounting firm during the Fund’s fiscal years ended October 31, 2025 and October 31, 2024 and the subsequent interim period through January 1, 2026.
This is a summary of certain changes to the Fund since November 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated February 27, 2026 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6177SA0426

BNY Mellon Global Equity Income Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
April 30, 2026
Class Y – DEQYX
This semi-annual shareholder report contains important information about BNY Mellon Global Equity Income Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$50	0.94%*
*	Annualized.
KEY FUND STATISTICS (AS OF 4/30/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$211	62	31.85%
Portfolio Holdings (as of 4/30/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)
Changes in or Disagreements with Accountants
  Starting January 1, 2026, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds. There were no disagreements with the former accounting firm during the Fund’s fiscal years ended October 31, 2025 and October 31, 2024 and the subsequent interim period through January 1, 2026.
This is a summary of certain changes to the Fund since November 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated February 27, 2026 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0367SA0426

BNY Mellon International Bond Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
April 30, 2026
Class A – DIBAX
This semi-annual shareholder report contains important information about BNY Mellon International Bond Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$51	1.02%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 4/30/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$139	523	37.30%
Portfolio Holdings (as of 4/30/26 )
Country Allocation (Based on Net Assets)

United States
29.8%
United Kingdom
8.6%
China
7.0%
Japan
6.0%
Canada
4.8%
South Korea
4.3%
Italy
4.0%
Spain
3.9%
Germany
3.5%
Australia
2.8%
Netherlands
2.7%
France
2.3%
Colombia
1.4%
Switzerland
1.3%
Belgium
1.3%
Austria
1.2%
Jersey
1.1%
Net Other Assets and Liabilities
14.0%

Allocation of Holdings (Based on Net Assets)

Foreign Governmental
56.8%
U.S. Treasury Securities
20.3%
Corporate Bonds and Notes
12.3%
Asset-Backed Securities
2.8%
Collateralized Loan Obligations
1.2%
Investment Companies
1.1%
Commercial Mortgage-Backed
0.7%
U.S. Government Agencies Mortgage-Backed - Long
0.7%
Futures
0.5%
Forward Foreign Currency Exchange Contracts
0.4%
Options Contracts
0.0%*
Swap Agreements
-0.3%
U.S. Government Agencies Mortgage-Backed - Short
-0.9%
Net Other Assets and Liabilities
4.4%

* Amount represents less than .1%.

Changes in or Disagreements with Accountants
  Starting January 1, 2026, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds. There were no disagreements with the former accounting firm during the Fund’s fiscal years ended October 31, 2025 and October 31, 2024 and the subsequent interim period through January 1, 2026.
This is a summary of certain changes to the Fund since November 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated February 27, 2026 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6091SA0426

BNY Mellon International Bond Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
April 30, 2026
Class C – DIBCX
This semi-annual shareholder report contains important information about BNY Mellon International Bond Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$104	2.10%*
*	Annualized.
KEY FUND STATISTICS (AS OF 4/30/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$139	523	37.30%
Portfolio Holdings (as of 4/30/26 )
Country Allocation (Based on Net Assets)
Allocation of Holdings (Based on Net Assets)
* Amount represents less than .1%.

Changes in or Disagreements with Accountants
  Starting January 1, 2026, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds. There were no disagreements with the former accounting firm during the Fund’s fiscal years ended October 31, 2025 and October 31, 2024 and the subsequent interim period through January 1, 2026.
This is a summary of certain changes to the Fund since November 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated February 27, 2026 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6093SA0426

BNY Mellon International Bond Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
April 30, 2026
Class I – DIBRX
This semi-annual shareholder report contains important information about BNY Mellon International Bond Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$45	0.90%*
*	Annualized.
KEY FUND STATISTICS (AS OF 4/30/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$139	523	37.30%
Portfolio Holdings (as of 4/30/26 )
Country Allocation (Based on Net Assets)
Allocation of Holdings (Based on Net Assets)
* Amount represents less than .1%.

Changes in or Disagreements with Accountants
  Starting January 1, 2026, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds. There were no disagreements with the former accounting firm during the Fund’s fiscal years ended October 31, 2025 and October 31, 2024 and the subsequent interim period through January 1, 2026.
This is a summary of certain changes to the Fund since November 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated February 27, 2026 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6094SA0426

BNY Mellon International Bond Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
April 30, 2026
Class Y – DIBYX
This semi-annual shareholder report contains important information about BNY Mellon International Bond Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$38	0.77%*
*	Annualized.
KEY FUND STATISTICS (AS OF 4/30/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$139	523	37.30%
Portfolio Holdings (as of 4/30/26 )
Country Allocation (Based on Net Assets)
Allocation of Holdings (Based on Net Assets)
* Amount represents less than .1%.

Changes in or Disagreements with Accountants
  Starting January 1, 2026, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds. There were no disagreements with the former accounting firm during the Fund’s fiscal years ended October 31, 2025 and October 31, 2024 and the subsequent interim period through January 1, 2026.
This is a summary of certain changes to the Fund since November 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated February 27, 2026 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0368SA0426

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

BNY Mellon Global Equity Income Fund
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
April 30, 2026

Class	Ticker
A	DEQAX
C	DEQCX
I	DQEIX
Y	DEQYX

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Global Equity Income Fund
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 96.4%
Brazil — 1.5%
B3 SA - Brasil Bolsa Balcao	874,652	3,191,761
Canada — 2.3%
Intact Financial Corp.	25,631	4,938,829
China — 3.8%
NARI Technology Co. Ltd., Cl. A	754,500	2,887,507
NetEase, Inc.	127,200	2,959,656
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Cl. A	87,900	2,168,104
		8,015,267
Denmark — 1.8%
Novo Nordisk A/S, Cl. B	90,460	3,809,067
France — 10.7%
BNP Paribas SA	29,658	3,121,355
Bureau Veritas SA	97,741	2,997,664
Cie de Saint-Gobain SA	48,692	4,447,872
Cie Generale des Etablissements Michelin SCA	101,104	3,669,670
Publicis Groupe SA	45,973	4,301,735
Veolia Environnement SA	96,954	4,101,184
		22,639,480
Germany — 2.2%
adidas AG	13,272	2,299,941
Fresenius SE & Co. KGaA	48,778	2,364,449
		4,664,390
Hong Kong — 4.2%
AIA Group Ltd.	483,200	5,321,897
Hong Kong Exchanges & Clearing Ltd.	68,200	3,622,616
		8,944,513
Indonesia — .4%
Bank Rakyat Indonesia Persero Tbk PT	4,811,000	835,782
Ireland — 3.2%
Medtronic PLC	37,115	3,005,201
Smurfit Westrock PLC	99,776	3,830,401
		6,835,602
Italy — 2.5%
Enel SpA	279,387	3,259,699
Moncler SpA	32,827	1,978,592
		5,238,291
Japan — 1.7%
Tokyo Electron Ltd.	12,300	3,648,702
Netherlands — 2.9%
Airbus SE	15,709	3,256,953
Universal Music Group NV	136,738	2,863,142
		6,120,095
Spain — 2.4%
Industria de Diseno Textil SA	82,757	4,958,705
Sweden — .9%
SKF AB, Cl. B	76,335	1,906,233
Taiwan — 1.0%
MediaTek, Inc.	25,000	2,125,040
3

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 96.4% (continued)
United Kingdom — 10.2%
AstraZeneca PLC	18,630	3,541,940
BAE Systems PLC	121,475	3,378,307
Barclays PLC	650,706	3,800,122
GSK PLC	129,308	3,398,002
Persimmon PLC	119,470	1,739,849
Smith & Nephew PLC	156,867	2,424,130
Unilever PLC	56,393	3,296,149
		21,578,499
United States — 44.7%
Bristol-Myers Squibb Co.	51,171	3,100,451
Cisco Systems, Inc.	46,658	4,269,207
CME Group, Inc.	19,383	5,578,815
ConocoPhillips	29,054	3,654,412
Diamondback Energy, Inc.	17,202	3,537,247
Dominion Energy, Inc.	50,902	3,283,179
Elevance Health, Inc.	11,288	4,249,028
Exelon Corp.	91,075	4,188,539
Expand Energy Corp.	35,629	3,639,502
First Horizon Corp.	126,732	3,163,231
Gilead Sciences, Inc.	35,000	4,579,400
International Paper Co.	47,857	1,455,810
Johnson & Johnson	13,845	3,182,273
Levi Strauss & Co., Cl. A	135,294	3,014,350
Molson Coors Beverage Co., Cl. B	52,384	2,238,892
Old Republic International Corp.	83,021	3,316,689
Omnicom Group, Inc.	37,668	2,889,889
PepsiCo, Inc.	21,319	3,378,848
Pfizer, Inc.	155,784	4,159,433
Phillips 66	17,245	3,089,442
Pool Corp.	10,584	2,257,779
PPG Industries, Inc.	36,299	3,938,441
Starbucks Corp.	37,451	3,944,714
Texas Instruments, Inc.	18,573	5,220,499
The Home Depot, Inc.	12,550	4,126,440
UnitedHealth Group, Inc.	13,349	4,945,538
		94,402,048
Total Equity Securities - Common Stocks (cost $169,512,798)		203,852,304

Preferred Dividend Rate (%)
Equity Securities - Preferred Stocks — 1.8%
South Korea — 1.8%
Samsung Electronics Co. Ltd. (cost $1,092,245)	0.91	34,025	3,708,358

4

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies — 1.1%
Registered Investment Companies — 1.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(a) (cost $2,413,333)	3.70	2,413,333	2,413,333
Total Investments (cost $173,018,376)		99.3%	209,973,995
Cash and Receivables (Net)		.7%	1,428,814
Net Assets		100.0%	211,402,809

(a)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 10/31/2025	Purchases ($)†	Sales ($)	Value ($) 4/30/2026	Dividends/ Distributions ($)
Registered Investment Companies - 1.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 1.1%	1,226,647	40,431,062	(39,244,376)	2,413,333	84,453
Investment of Cash Collateral for Securities Loaned - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .0%	-	3,488,525	(3,488,525)	-	1,725††
Total - 1.1%	1,226,647	43,919,587	(42,732,901)	2,413,333	86,178

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.
5

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2026 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments:
Unaffiliated issuers	170,605,043	207,560,662
Affiliated issuers	2,413,333	2,413,333
Cash denominated in foreign currency	473,250	492,474
Tax reclaim receivable—Note 1(b)		1,190,021
Receivable for investment securities sold		987,330
Dividends and securities lending income receivable		325,492
Receivable for shares of Beneficial Interest subscribed		325,369
Prepaid expenses		41,333
		213,336,014
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		169,299
Payable for investment securities purchased		1,113,974
Payable for shares of Beneficial Interest redeemed		572,940
Trustees’ fees and expenses payable		6,317
Other accrued expenses		70,675
		1,933,205
Net Assets ($)		211,402,809
Composition of Net Assets ($):
Paid-in capital		157,576,549
Total distributable earnings (loss)		53,826,260
Net Assets ($)		211,402,809

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	54,991,820	3,251,569	144,080,592	9,078,828
Shares Outstanding	3,642,251	201,586	10,498,143	662,057
Net Asset Value Per Share ($)	15.10	16.13	13.72	13.71
See notes to financial statements.
6

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2026 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $113,668 foreign taxes withheld at source):
Unaffiliated issuers	2,670,631
Affiliated issuers	84,453
Affiliated income net of rebates from securities lending—Note 1(c)	1,725
Interest	255
Total Income	2,757,064
Expenses:
Management fee—Note 3(a)	770,344
Shareholder servicing costs—Note 3(c)	131,500
Professional fees	82,521
Registration fees	33,684
Chief Compliance Officer fees—Note 3(c)	19,232
Trustees’ fees and expenses—Note 3(d)	15,060
Prospectus and shareholders’ reports	13,694
Distribution plan fees—Note 3(b)	13,449
Shareholder and regulatory reports service fees—Note 3(c)	10,000
Custodian fees—Note 3(c)	9,429
Loan commitment fees—Note 2	2,514
Miscellaneous	6,539
Total Expenses	1,107,966
Net Investment Income	1,649,098
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	18,426,108
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	5,569,209
Net Realized and Unrealized Gain (Loss) on Investments	23,995,317
Net Increase in Net Assets Resulting from Operations	25,644,415
See notes to financial statements.
7

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025

Operations ($):
Net investment income	1,649,098	4,628,403
Net realized gain (loss) on investments	18,426,108	24,274,610
Net change in unrealized appreciation (depreciation) on investments	5,569,209	(141,599)
Net Increase (Decrease) in Net Assets Resulting from Operations	25,644,415	28,761,414
Distributions ($):
Distributions to shareholders:
Class A	(5,249,041)	(5,387,684)
Class C	(323,067)	(463,518)
Class I	(14,964,690)	(16,555,387)
Class Y	(924,521)	(669,995)
Total Distributions	(21,461,319)	(23,076,584)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	3,431,055	8,556,336
Class C	321,809	649,773
Class I	12,378,405	23,649,825
Class Y	935,290	3,343,943
Distributions reinvested:
Class A	4,297,341	4,354,484
Class C	312,009	413,705
Class I	12,446,086	12,922,248
Class Y	529,935	500,704
Cost of shares redeemed:
Class A	(6,733,249)	(17,249,085)
Class C	(1,158,222)	(4,163,643)
Class I	(18,741,723)	(58,999,296)
Class Y	(714,769)	(1,526,776)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	7,303,967	(27,547,782)
Total Increase (Decrease) in Net Assets	11,487,063	(21,862,952)
Net Assets ($):
Beginning of Period	199,915,746	221,778,698
End of Period	211,402,809	199,915,746
8

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025

Capital Share Transactions (Shares):
Class A
Shares sold	234,350	624,249
Shares issued for distributions reinvested	309,229	333,397
Shares redeemed	(457,284)	(1,261,103)
Net Increase (Decrease) in Shares Outstanding	86,295	(303,457)
Class C
Shares sold	20,580	43,177
Shares issued for distributions reinvested	21,028	30,076
Shares redeemed	(73,076)	(285,483)
Net Increase (Decrease) in Shares Outstanding	(31,468)	(212,230)
Class I
Shares sold	932,544	1,903,638
Shares issued for distributions reinvested	984,895	1,075,164
Shares redeemed	(1,404,173)	(4,819,070)
Net Increase (Decrease) in Shares Outstanding	513,266	(1,840,268)
Class Y
Shares sold	71,274	264,982
Shares issued for distributions reinvested	41,963	41,665
Shares redeemed	(53,491)	(120,458)
Net Increase (Decrease) in Shares Outstanding	59,746	186,189
See notes to financial statements.
9

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
Class A Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	14.78	14.15	12.64	13.51	16.25	12.40
Investment Operations:
Net investment income(a)	.10	.29	.30	.35	.26	.28
Net realized and unrealized gain (loss) on investments	1.72	1.77	2.27	.53	(1.25)	3.84
Total from Investment Operations	1.82	2.06	2.57	.88	(.99 )	4.12
Distributions:
Dividends from net investment income	(.10 )	(.30 )	(.33 )	(.33 )	(.25 )	(.27 )
Dividends from net realized gain on investments	(1.40)	(1.13)	(.73 )	(1.42)	(1.50)	-
Total Distributions	(1.50)	(1.43)	(1.06)	(1.75)	(1.75)	(.27 )
Net asset value, end of period	15.10	14.78	14.15	12.64	13.51	16.25
Total Return (%)(b)	13.22 (c)	16.01	21.18	6.45	(6.84)	33.36
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.26 (d)	1.24	1.24	1.19	1.17	1.18
Ratio of net expenses to average net assets	1.26 (d)	1.24 (e)	1.24 (e)	1.19 (e)	1.17 (e)	1.18
Ratio of net investment income to average net assets	1.42 (d)	2.11 (e)	2.23 (e)	2.59 (e)	1.79 (e)	1.77
Portfolio Turnover Rate	31.85 (c)	54.09	52.55	60.96	52.78	26.61
Net Assets, end of period ($ x 1,000)	54,992	52,570	54,619	49,055	48,725	55,804

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
10

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
Class C Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	15.69	14.92	13.26	14.09	16.86	12.85
Investment Operations:
Net investment income(a)	.05	.19	.21	.26	.15	.15
Net realized and unrealized gain (loss) on investments	1.82	1.87	2.39	.55	(1.29)	4.00
Total from Investment Operations	1.87	2.06	2.60	.81	(1.14)	4.15
Distributions:
Dividends from net investment income	(.03 )	(.16 )	(.21 )	(.22 )	(.13 )	(.14 )
Dividends from net realized gain on investments	(1.40)	(1.13)	(.73 )	(1.42)	(1.50)	-
Total Distributions	(1.43)	(1.29)	(.94 )	(1.64)	(1.63)	(.14 )
Net asset value, end of period	16.13	15.69	14.92	13.26	14.09	16.86
Total Return (%)(b)	12.74 (c)	15.09	20.29	5.59	(7.54)	32.34
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.05 (d)	2.04	2.00	1.96	1.94	1.95
Ratio of net expenses to average net assets	2.05 (d)	2.04 (e)	2.00 (e)	1.96 (e)	1.94 (e)	1.95
Ratio of net investment income to average net assets	.62 (d)	1.31 (e)	1.50 (e)	1.82 (e)	1.02 (e)	.97
Portfolio Turnover Rate	31.85 (c)	54.09	52.55	60.96	52.78	26.61
Net Assets, end of period ($ x 1,000)	3,252	3,657	6,643	10,274	13,578	18,165

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
11

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
Class I Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	13.57	13.11	11.78	12.71	15.39	11.76
Investment Operations:
Net investment income(a)	.11	.30	.31	.36	.28	.30
Net realized and unrealized gain (loss) on investments	1.56	1.63	2.12	.50	(1.17)	3.64
Total from Investment Operations	1.67	1.93	2.43	.86	(.89 )	3.94
Distributions:
Dividends from net investment income	(.12 )	(.34 )	(.37 )	(.37 )	(.29 )	(.31 )
Dividends from net realized gain on investments	(1.40)	(1.13)	(.73 )	(1.42)	(1.50)	-
Total Distributions	(1.52)	(1.47)	(1.10)	(1.79)	(1.79)	(.31 )
Net asset value, end of period	13.72	13.57	13.11	11.78	12.71	15.39
Total Return (%)	13.40 (b)	16.34	21.54	6.68	(6.56)	33.67
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.99 (c)	.97	.96	.94	.92	.93
Ratio of net expenses to average net assets	.99 (c)	.97 (d)	.96 (d)	.93 (d)	.92 (d)	.93
Ratio of net investment income to average net assets	1.69 (c)	2.36 (d)	2.46 (d)	2.86 (d)	2.05 (d)	2.02
Portfolio Turnover Rate	31.85 (b)	54.09	52.55	60.96	52.78	26.61
Net Assets, end of period ($ x 1,000)	144,081	135,521	155,063	260,597	262,292	234,242

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
12

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
Class Y Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	13.56	13.10	11.78	12.70	15.39	11.75
Investment Operations:
Net investment income(a)	.12	.31	.34	.26	.24	.30
Net realized and unrealized gain (loss) on investments	1.55	1.62	2.08	.61	(1.14)	3.65
Total from Investment Operations	1.67	1.93	2.42	.87	(.90 )	3.95
Distributions:
Dividends from net investment income	(.12 )	(.34 )	(.37 )	(.37 )	(.29 )	(.31 )
Dividends from net realized gain on investments	(1.40)	(1.13)	(.73 )	(1.42)	(1.50)	-
Total Distributions	(1.52)	(1.47)	(1.10)	(1.79)	(1.79)	(.31 )
Net asset value, end of period	13.71	13.56	13.10	11.78	12.70	15.39
Total Return (%)	13.35 (b)	16.41	21.52	6.81	(6.59)	33.79
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.94 (c)	.92	.92	.92	.85	.92
Ratio of net expenses to average net assets	.94 (c)	.92 (d)	.92 (d)	.91 (d)	.85 (d)	.92
Ratio of net investment income to average net assets	1.74 (c)	2.42 (d)	2.71 (d)	2.67 (d)	1.96 (d)	2.03
Portfolio Turnover Rate	31.85 (b)	54.09	52.55	60.96	52.78	26.61
Net Assets, end of period ($ x 1,000)	9,079	8,169	5,453	1,401	202	42

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
13

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Significant Accounting Policies:
BNY Mellon Global Equity Income Fund (the “fund”) is a separate diversified series of BNY Mellon Investment Funds III (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund’s investment objective is to seek total return (consisting of capital appreciation and income). BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Newton Investment Management Limited (the “Sub-Adviser” or “NIM”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. NIM, located at 160 Queen Victoria Street, London, EC4V, 4LA, England, was formed in 1978. NIM has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management North America, LLC (“NIMNA”), which enables NIMNA to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIMNA is subject to the supervision of NIM and the Adviser. NIMNA is also an affiliate of the Adviser. NIMNA’s principal office is located at BNY Mellon Center, 201 Washington Street, Boston, Massachusetts 02108. NIMNA is an indirect subsidiary of BNY.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear distribution and/or shareholder services plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no distribution or shareholder services plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no distribution or shareholder services plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series of the Trust are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
14

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Equity investments generally are valued at the last sale price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on Nasdaq markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a Nasdaq market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their reported net asset values (“NAVs”) each day. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts and futures contracts. The valuation of a security based on this fair value process may differ from the security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors will not be able to purchase or sell (redeem) fund shares. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its NAV), or which are not valued by the Service, are valued at fair value as determined in good faith based on procedures approved by the Trust’s Board of Trustees (the “Board”). Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
Market quotations of foreign securities in foreign currencies and any fund assets or liabilities initially expressed in terms of foreign currency are translated into U.S. dollars at the spot rate.
The following is a summary of the inputs used as of April 30, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	109,368,240	94,484,064††	—	203,852,304
Equity Securities - Preferred Stocks	—	3,708,358††	—	3,708,358
Investment Companies	2,413,333	—	—	2,413,333
	111,781,573	98,192,422	—	209,973,995

†	See Schedule of Investments for additional detailed categorizations, if any.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.
(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of April 30, 2026, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended April 30, 2026, BNY earned $235 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of April 30, 2026, the fund had no securities on loan.
(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.
Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss
16

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended April 30, 2026, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2026, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended October 31, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2025 were as follows: ordinary income $7,185,733 and long-term capital gains $15,890,851. The tax character of current year distributions will be determined at the end of the current fiscal year.
(h) Operating segment reporting: In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the fund has operated and been managed as a single reportable segment, generating returns through dividends, interest, and/or gains from investments aligned with its single stated investment objective as outlined in the fund’s prospectus. The fund’s accounting policies are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments and is comprised of Senior Management and Directors of BNY Investments. The CODM considers the net increase in net assets resulting from operations when deciding whether to purchase additional investments or make distributions to shareholders. Detailed financial information for the fund is presented in these financial statements, including total assets and liabilities in the Statement of Assets and Liabilities, investments held in the Schedule of Investments, results of operations and significant segment expenses in the Statement of Operations, and additional performance information—such as total return, portfolio turnover, and ratios—in the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2026, the fund did not borrow under either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser and the Trust, the Trust had agreed to pay the Adviser a management fee computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .36% of the value of the fund’s average daily net assets.
During the period ended April 30, 2026, the Distributor retained $235 from commissions earned on sales of the fund’s Class A shares, $2,641 and $24 from CDSC fees on redemptions of the fund’s Class A and Class C shares, respectively.
(b) Under the distribution plan adopted pursuant to Rule 12b-1 under the Act (the “Distribution Plan”), Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more service agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to service agents and the basis on which such payments are made. During the period ended April 30, 2026, Class C shares were charged $13,449 pursuant to the Distribution Plan.
(c) Under the shareholder services plan (the “Shareholder Services Plan”), Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to service agents (securities dealers, financial institutions or
17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to service agents. During the period ended April 30, 2026, Class A and Class C shares were charged $67,228 and $4,483, respectively, pursuant to the Shareholder Services Plan.
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the  Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2026, the fund was charged $3,912 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2026, the fund was charged $9,429 pursuant to the custody agreement.
During the period ended April 30, 2026, the fund was charged $19,232 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The fund compensates the Custodian for providing shareholder reporting and regulatory services for the fund. These fees are included in shareholder and regulatory reports service fees in the Statement of Operations. During the period ended April 30, 2026, the Custodian was compensated $10,000 for financial reporting and regulatory services.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fee of $128,605, Distribution Plan fees of $2,107, Shareholder Services Plan fees of $11,948, Custodian fees of $8,800, Chief Compliance Officer fees of $6,539, Transfer Agent fees of $1,300 and shareholder and regulatory reports service fees of $10,000.
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended April 30, 2026, amounted to $64,168,460 and $77,333,461, respectively.
At April 30, 2026, accumulated net unrealized appreciation on investments was $36,955,619, consisting of $41,238,980 gross unrealized appreciation and $4,283,361 gross unrealized depreciation.
At April 30, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
18

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
(a) The Fund is a series of BNY Mellon Investment Funds III (the “Trust”). KPMG LLP (“KPMG”) was the independent registered public accounting firm for the Fund until its dismissal on January 1, 2026.
During each of the two fiscal years ended October 31, 2025 and October 31, 2024, and the subsequent interim period through January 1, 2026, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which, if not resolved to the satisfaction of KPMG, would have caused KPMG to make reference to the subject matter of the disagreement in connection with KPMG’s reports on the financial statements. In addition, there have been no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.
The audit reports of KPMG on the financial statements of the Fund as of and for the fiscal years ended October 31, 2025 and October 31, 2024 did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope, or accounting principles.
The Fund provided KPMG with a copy of the foregoing disclosures and has requested that KPMG furnish the Fund with a letter addressed to the U.S. Securities and Exchange Commission (the “SEC”) stating whether KPMG agrees with the above statements. A copy of the letter from KPMG is filed as an Exhibit to this Form N-CSR.
(b) At a meeting held on August 19, 2025, the Audit Committee and Board of the Trust approved the appointment of Ernst & Young LLP (“EY”) as the Fund’s independent registered public accounting firm effective January 1, 2026. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds. Accordingly, a change in the Fund’s independent registered public accounting firm was deemed to occur as of January 1, 2026.
19

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
A special meeting of the fund’s shareholders was held on November 20, 2025 for the election of additional Board members whose terms commenced on January 1, 2026. The results were as follows:
	Shares
	For	Withheld
To elect six Board Members to the Board of Trustees of the Fund:
Andrew J. Donohue	121,119,341	1,198,557
Joan L. Gulley	120,948,216	1,369,682
Alan H. Howard	121,136,039	1,181,859
Robin A. Melvin	121,003,739	1,314,159
Bradley J. Skapyak	121,153,110	1,164,788
Burton N. Wallack	121,075,760	1,242,138
20

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Trustees’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Trustees’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $34,292.
21

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting of the fund’s Board of Trustees (the “Board”) held on March 3-4, 2026, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, the Sub-Investment Advisory Agreement, pursuant to which Newton Investment Management Limited (the “Sub-Adviser” or “NIM”) provides day-to-day management of the fund’s investments, and the Sub-Sub-Investment Advisory Agreement (collectively with the Management Agreement and the Sub-Investment Advisory Agreement, the “Agreements”), between NIM and Newton Investment Management North America, LLC (“NIMNA”), pursuant to which NIMNA provides certain advisory services to NIM for the benefit of the fund, including, but not limited to, portfolio management services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.
The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser. The Board also considered portfolio management’s brokerage policies and practices (including that there are no soft dollar arrangements in place for the fund) and the standards applied in seeking best execution.
Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Class I shares with the performance of a group of institutional global equity income funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional global equity income funds (the “Performance Universe”), all for various periods ended December 31, 2024, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all institutional global equity income funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.
Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was below the Performance Group median for all periods, except for the three- and ten-year periods when the fund’s total return performance was at or above the Performance Group median for all periods, and was above the Performance Universe median for all periods, except for the one- and two-year periods when the fund’s total return performance was below the Performance Universe median. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark indices. The Board noted that the fund had a four star overall rating from Morningstar based on Morningstar’s risk-adjusted return measures.
22

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.
The Board considered that the fund’s contractual management fee was equal to the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group median and higher than the Expense Universe median actual management fee, and the fund’s total expenses were approximately equivalent to the Expense Group median and higher than the Expense Universe median total expenses.
Representatives of the Adviser noted that there were no other funds advised by the Adviser that are in the same Lipper category as the fund or separate accounts and/or other types of client portfolios advised by the Adviser or the Sub-Adviser that are considered to have similar investment strategies and policies as the fund.
The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.
Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.
The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.
At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.
●The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are satisfactory and appropriate.
●The Board was satisfied with the fund’s overall performance.
●The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.
●The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund
23

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.
In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY funds that the Board oversees, in prior years. The Board determined to renew the Agreements.
24

© 2026 BNY Mellon Securities Corporation
Code-6175NCSRSA0426

BNY Mellon International Bond Fund
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
April 30, 2026

Class	Ticker
A	DIBAX
C	DIBCX
I	DIBRX
Y	DIBYX

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon International Bond Fund
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

Description	Coupon Rate (%)	Maturity Date		Principal Amount ($)(a)	Value ($)
Asset-Backed Securities — 2.8%
Canada — .4%
Ford Auto Securitization Trust II, Ser. 2022-AA, Cl. A3(b)	5.40	9/15/2028	CAD	810,394	603,892
United States — 2.4%
Aligned Data Centers Issuer LLC, Ser. 2023-1A, Cl. A2(b)	6.00	8/17/2048		379,000	380,002
AutoNation Finance Trust, Ser. 2025-1A, Cl. A3(b)	4.62	11/13/2029		113,000	113,511
Avis Budget Rental Car Funding AESOP LLC, Ser. 2023-8A, Cl. A(b)	6.02	2/20/2030		261,000	270,167
Avis Budget Rental Car Funding AESOP LLC, Ser. 2025-2A, Cl. A(b)	5.12	8/20/2031		160,000	162,493
CyrusOne Data Centers Issuer I LLC, Ser. 2023-1A, Cl. B(b)	5.45	4/20/2048		104,211	102,512
CyrusOne Data Centers Issuer I LLC, Ser. 2023-2A, Cl. A2(b)	5.56	11/20/2048		394,000	394,921
DataBank Issuer II LLC, Ser. 2025-1A, Cl. A2(b)	5.18	9/27/2055		580,000	571,964
ENT Auto Receivables Trust, Ser. 2023-1A, Cl. A3(b)	6.24	1/16/2029		63,858	64,095
Mosaic Solar Loan Trust, Ser. 2023-2A, Cl. A(b)	5.36	9/22/2053		204,759	194,265
Retained Vantage Data Centers Issuer LLC, Ser. 2023-1A, Cl. A2A(b)	5.00	9/15/2048		515,000	512,881
Sunnova Hestia I Issuer LLC, Ser. 2023-GRID1, Cl. 1A(b)	5.75	12/20/2050		85,485	83,339
TIF Funding III LLC, Ser. 2024-1A, Cl. A(b)	5.48	4/20/2049		482,625	484,319
					3,334,469
Total Asset-Backed Securities (cost $3,827,899)					3,938,361
Collateralized Loan Obligations — 1.2%
Cayman Islands — .4%
Regatta XXV Funding Ltd. CLO, Ser. 2023-1A, Cl. A1R, (3 Month TSFR +1.34%)(b),(c)	5.01	7/15/2038		600,000	601,576
Jersey — .8%
Ballyrock 24 Ltd. CLO, Ser. 2023-24A, Cl. A1R, (3 Month TSFR +1.32%)(b),(c)	4.99	7/15/2038		545,000	546,053
Invesco US Ltd. CLO, Ser. 2023-3A, Cl. AR, (3 Month TSFR +1.31%)(b),(c)	4.98	7/15/2038		575,000	576,438
					1,122,491
Total Collateralized Loan Obligations (cost $1,720,000)					1,724,067
Commercial Mortgage-Backed — .7%
United States — .7%
A&D Mortgage Trust, Ser. 2023-NQM2, Cl. A1(b)	6.13	5/25/2068		222,056	221,549
COLT Mortgage Loan Trust, Ser. 2023-2, Cl. A1(b)	6.60	7/25/2068		143,298	143,394
COLT Mortgage Loan Trust, Ser. 2023-4, Cl. A1(b)	7.16	10/25/2068		264,863	266,920
Verus Securitization Trust, Ser. 2023-4, Cl. A1(b)	5.81	5/25/2068		129,950	129,665
Verus Securitization Trust, Ser. 2023-5, Cl. A1(b)	6.48	6/25/2068		135,421	135,353
Total Commercial Mortgage-Backed (cost $895,205)					896,881
Corporate Bonds and Notes — 12.3%
Austria — .3%
Volksbank Wien AG, Sub. Notes	5.50	12/4/2035	EUR	300,000	362,732
Belgium — .8%
Anheuser-Busch InBev SA, Gtd. Notes	2.00	3/17/2028	EUR	910,000	1,050,053
Bermuda — .2%
RLGH Finance Bermuda Ltd., Gtd. Notes	8.25	7/17/2031		295,000	326,639

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date		Principal Amount ($)(a)	Value ($)
Corporate Bonds and Notes — 12.3% (continued)
France — .4%
Arkema SA, Sr. Unscd. Notes	3.50	9/9/2033	EUR	200,000	227,902
Suez SACA, Sr. Unscd. Notes	5.00	11/3/2032	EUR	300,000	374,643
					602,545
Germany — 1.9%
Aareal Bank AG, Sub. Notes	5.63	12/12/2034	EUR	300,000	361,125
Deutsche Bahn AG, Sr. Unscd. Notes	0.63	4/15/2036	EUR	100,000	88,595
Deutsche Bahn AG, Sr. Unscd. Notes	1.13	5/29/2051	EUR	10,000	6,198
Deutsche Bahn AG, Sr. Unscd. Notes	1.38	3/3/2034	EUR	60,000	60,652
Deutsche Boerse AG, Sr. Unscd. Bonds	3.88	9/28/2026	EUR	900,000	1,060,612
Hamburg Commercial Bank AG, Sr. Notes	4.50	7/24/2028	EUR	500,000	599,198
Volkswagen Financial Services AG, Sr. Unscd. Notes	3.25	5/19/2027	EUR	400,000	470,208
					2,646,588
Japan — .4%
Mitsubishi UFJ Financial Group, Inc., Sr. Unscd. Notes	5.06	1/14/2037		572,000	560,760
Jersey — .3%
Aptiv Swiss Holdings Ltd., Gtd. Notes	3.10	12/1/2051		100,000	60,048
Heathrow Funding Ltd., Sr. Scd. Notes	3.88	1/16/2036	EUR	330,000	377,837
					437,885
Luxembourg — .2%
P3 Group Sarl, Sr. Unscd. Notes	3.75	4/2/2033	EUR	200,000	228,344
Netherlands — 1.7%
JT International Financial Services BV, Gtd. Bonds	3.87	9/4/2055	EUR	100,000	113,954
Mercedes-Benz International Finance BV, Gtd. Notes(d)	3.25	9/15/2027	EUR	630,000	741,801
Sartorius Finance BV, Gtd. Notes	4.50	9/14/2032	EUR	400,000	484,909
Sartorius Finance BV, Gtd. Notes	4.88	9/14/2035	EUR	100,000	122,964
Toyota Motor Finance Netherlands BV, Sr. Unscd. Notes	3.13	4/21/2028	EUR	550,000	645,349
Wintershall Dea Finance 2 BV, Gtd. Notes, Ser. NC8(e)	3.00	7/20/2028	EUR	200,000	226,435
					2,335,412
Spain — .4%
Banco Santander SA, Sr. Notes	5.13	11/6/2035		400,000	391,198
Cellnex Finance Co. SA, Gtd. Notes	2.00	2/15/2033	EUR	100,000	103,429
Cellnex Finance Co. SA, Gtd. Notes	3.50	5/22/2032	EUR	100,000	115,409
					610,036
United Kingdom — .7%
Northumbrian Water Finance PLC, Gtd. Notes	5.50	10/2/2037	GBP	120,000	150,041
Northumbrian Water Finance PLC, Gtd. Notes	6.38	10/28/2034	GBP	399,000	552,061
Severn Trent Utilities Finance PLC, Gtd. Notes	5.25	4/4/2036	GBP	108,000	138,403
Yorkshire Water Finance PLC, Sr. Scd. Bonds	6.60	4/17/2031	GBP	100,000	140,763
					981,268
United States — 5.0%
Alphabet, Inc., Sr. Unscd. Notes	5.65	2/15/2056		580,000	569,284
Amazon.com, Inc., Sr. Unscd. Notes	5.80	3/13/2056		216,000	212,745
Amazon.com, Inc., Sr. Unscd. Notes	5.95	3/13/2066		437,000	431,366
Apollo Debt Solutions BDC, Sr. Unscd. Notes(b)	5.70	1/23/2031		220,000	216,322
Ares Capital Corp., Sr. Unscd. Bonds(d)	5.80	3/8/2032		130,000	129,184
Ares Capital Corp., Sr. Unscd. Notes	5.50	9/1/2030		130,000	128,326
Blackstone Private Credit Fund, Sr. Unscd. Notes	5.35	3/12/2031		155,000	149,146
Blackstone Private Credit Fund, Sr. Unscd. Notes	6.25	1/25/2031		180,000	179,930
Brown & Brown, Inc., Sr. Unscd. Notes	5.25	6/23/2032		80,000	79,869
Brown & Brown, Inc., Sr. Unscd. Notes	5.55	6/23/2035		120,000	119,688

Description	Coupon Rate (%)	Maturity Date		Principal Amount ($)(a)	Value ($)
Corporate Bonds and Notes — 12.3% (continued)
United States — 5.0% (continued)
Brown & Brown, Inc., Sr. Unscd. Notes	5.65	6/11/2034		120,000	121,306
Eversource Energy, Jr. Sub. Notes, Ser. A	6.10	8/15/2056		90,000	89,669
Eversource Energy, Jr. Sub. Notes, Ser. B	6.35	8/15/2056		45,000	45,003
Exelon Corp., Sr. Unscd. Notes(d)	5.88	3/15/2055		190,000	184,764
Global Payments, Inc., Sr. Unscd. Notes	5.55	11/15/2035		330,000	318,470
Kraft Heinz Foods Co., Gtd. Notes	4.38	6/1/2046		100,000	78,414
Kraft Heinz Foods Co., Gtd. Notes	5.00	6/4/2042		158,000	139,777
Meta Platforms, Inc., Sr. Unscd. Notes	6.20	5/15/2046		622,000	623,804
Meta Platforms, Inc., Sr. Unscd. Notes	6.30	5/15/2056		248,000	248,880
Morgan Stanley, Sr. Unscd. Notes	3.98	1/23/2037	EUR	103,000	119,318
Morgan Stanley, Sr. Unscd. Notes, Ser. I	4.89	10/22/2036		389,000	377,645
Oracle Corp., Sr. Unscd. Notes	4.80	9/26/2032		40,000	38,050
Pacific Gas and Electric Co., First Mortgage Bonds	5.20	5/1/2036		271,000	264,070
Pacific Gas and Electric Co., First Mortgage Bonds	6.00	5/1/2056		123,000	117,256
PG&E Corp., Jr. Sub. Notes	7.38	3/15/2055		229,000	235,687
Puget Energy, Inc., Jr. Sub. Notes(b)	7.00	9/15/2056		40,000	40,263
Puget Energy, Inc., Jr. Sub. Notes(b)	7.25	9/15/2056		60,000	60,367
SBA Tower Trust, Asset Backed Notes(b)	2.59	10/15/2031		695,000	621,230
Sierra Pacific Power Co., Jr. Sub. Notes	6.38	9/15/2056		650,000	647,600
Spire, Inc., Jr. Sub. Bonds	6.25	6/1/2056		82,000	81,750
Western Alliance Bank, Sub. Notes	6.54	11/15/2035		260,000	257,217
					6,926,400
Total Corporate Bonds and Notes (cost $17,089,672)					17,068,662
Foreign Governmental — 56.8%
Australia — 2.9%
New South Wales Treasury Corp., Govt. Gtd. Notes	1.75	3/20/2034	AUD	4,126,000	2,271,522
Queensland Treasury Corp., Govt. Gtd. Bonds(b)	1.75	7/20/2034	AUD	575,000	311,567
Queensland Treasury Corp., Govt. Gtd. Bonds(b)	4.50	8/22/2035	AUD	296,000	195,929
Treasury Corp. of Victoria, Govt. Gtd. Bonds	2.00	9/17/2035	AUD	206,000	108,836
Treasury Corp. of Victoria, Govt. Gtd. Notes	4.75	9/15/2036	AUD	1,686,000	1,120,929
					4,008,783
Austria — .9%
Austria, Sr. Unscd. Bonds(b)	2.90	2/20/2034	EUR	1,150,000	1,328,060
Belgium — .5%
Belgium, Sr. Unscd. Notes, Ser. 98(b)	3.30	6/22/2054	EUR	775,000	756,845
Brazil — .1%
Brazil, Sr. Unscd. Notes	5.50	4/23/2036	EUR	141,000	165,500
Canada — 4.4%
Canada, Bonds	1.75	12/1/2053	CAD	293,000	136,652
Canada, Bonds	3.25	12/1/2034	CAD	6,050,000	4,377,904
Province of Alberta Canada, Unscd. Bonds	4.45	12/1/2054	CAD	159,000	113,223
Province of Alberta Canada, Unscd. Debs.	3.10	6/1/2050	CAD	160,000	91,265
Province of Ontario Canada, Sr. Unscd. Notes	4.60	12/2/2055	CAD	1,469,000	1,072,786
Province of Quebec Canada, Sr. Unscd. Debs.	4.40	12/1/2055	CAD	405,000	282,726
					6,074,556
Chile — .1%
Bonos de la Tesoreria de la Republica en pesos, Bonds(b)	5.80	10/1/2034	CLP	135,000,000	152,696
China — 7.0%
China, Bonds, Ser. INBK	1.61	2/15/2035	CNY	25,240,000	3,660,452

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date		Principal Amount ($)(a)	Value ($)
Foreign Governmental — 56.8% (continued)
China — 7.0% (continued)
China, Bonds, Ser. INBK	1.75	2/25/2036	CNY	2,700,000	395,116
China, Bonds, Ser. INBK	1.92	1/15/2055	CNY	17,240,000	2,326,114
China, Bonds, Ser. INBK	2.60	9/1/2032	CNY	3,650,000	567,526
China, Bonds, Ser. INBK	3.00	10/15/2053	CNY	2,950,000	497,689
China, Bonds, Ser. INBK	3.73	5/25/2070	CNY	11,500,000	2,263,592
					9,710,489
Colombia — 1.4%
Colombian TES, Bonds, Ser. B	13.25	2/9/2033	COP	7,215,000,000	1,916,658
Czechia — .2%
Czech Republic, Sr. Unscd. Bonds, Ser. 156	3.00	3/3/2033	CZK	6,980,000	303,381
Denmark — .2%
Denmark, Bonds, Ser. 31Y	4.50	11/15/2039	DKK	1,500,000	273,268
Finland — .4%
Finland, Sr. Unscd. Bonds, Ser. 10Y(b)	3.00	9/15/2033	EUR	500,000	581,314
France — 1.8%
France, Bonds, Ser. OAT(b)	2.75	2/25/2029	EUR	325,000	380,196
France, Bonds, Ser. OAT(b)	3.00	5/25/2054	EUR	160,000	144,623
France, Bonds, Ser. OAT(b)	3.25	5/25/2055	EUR	950,000	896,705
France, Bonds, Ser. OAT(b)	4.00	10/25/2038	EUR	960,000	1,136,153
					2,557,677
Germany — 1.8%
Bundesrepublik Deutschland Bundesanleihe, Bonds	2.60	8/15/2035	EUR	350,000	397,572
Bundesschatzanweisungen, Bonds	2.20	3/11/2027	EUR	1,800,000	2,107,078
					2,504,650
Greece — .1%
Hellenic Republic, Sr. Unscd. Notes(b)	4.38	7/18/2038	EUR	177,000	215,837
Hungary — .1%
Hungary, Bonds, Ser. 35/A	7.00	10/24/2035	HUF	41,000,000	141,940
Ireland — .4%
Ireland, Unscd. Bonds	2.60	10/18/2034	EUR	525,000	593,473
Italy — 3.9%
Italy Buoni Poliennali Del Tesoro, Sr. Unscd. Bonds, Ser. 10Y	4.40	5/1/2033	EUR	1,625,000	2,014,725
Italy Buoni Poliennali Del Tesoro, Sr. Unscd. Bonds, Ser. 30Y(b)	2.45	9/1/2050	EUR	1,785,000	1,470,922
Italy Buoni Poliennali Del Tesoro, Sr. Unscd. Notes, Ser. 30Y(b)	4.30	10/1/2054	EUR	1,780,000	2,007,830
					5,493,477
Japan — 5.5%
Japan (20 Year Issue), Bonds, Ser. 183	1.40	12/20/2042	JPY	192,250,000	945,292
Japan (20 Year Issue), Bonds, Ser. 184	1.10	3/20/2043	JPY	427,800,000	1,985,142
Japan (30 Year Issue), Bonds, Ser. 66	0.40	3/20/2050	JPY	900,000	2,816
Japan (30 Year Issue), Bonds, Ser. 69	0.70	12/20/2050	JPY	17,050,000	56,987
Japan (30 Year Issue), Bonds, Ser. 83	2.20	6/20/2054	JPY	474,450,000	2,226,540
Japan (40 Year Issue), Bonds, Ser. 15	1.00	3/20/2062	JPY	9,200,000	27,675
Japan (40 Year Issue), Bonds, Ser. 17	2.20	3/20/2064	JPY	560,850,000	2,449,606
					7,694,058
Malaysia — .5%
Malaysia, Bonds, Ser. 318	4.64	11/7/2033	MYR	2,350,000	634,862
Mexico — .7%
Mexican Bonos, Bonds, Ser. M(d)	8.00	2/21/2036	MXN	14,000,000	738,233
Mexico, Sr. Unscd. Notes	5.63	9/22/2035		200,000	196,100
					934,333

Description	Coupon Rate (%)	Maturity Date		Principal Amount ($)(a)	Value ($)
Foreign Governmental — 56.8% (continued)
Netherlands — 1.0%
Netherlands, Bonds(b)	2.50	7/15/2034	EUR	1,200,000	1,354,891
New Zealand — .3%
New Zealand, Unscd. Bonds, Ser. 534	4.25	5/15/2034	NZD	630,000	364,266
Nigeria — .2%
Nigeria, Sr. Unscd. Notes(b)	8.63	1/13/2036		200,000	219,435
Peru — .9%
Peru, Sr. Unscd. Bonds(b)	7.30	8/12/2033	PEN	440,000	137,815
Peru, Sr. Unscd. Notes	6.90	8/12/2037	PEN	3,700,000	1,069,481
					1,207,296
Poland — .8%
Poland, Bonds, Ser. 1033	6.00	10/25/2033	PLN	1,375,000	390,135
Poland, Bonds, Ser. 1035	5.00	10/25/2035	PLN	2,700,000	707,425
					1,097,560
Portugal — .4%
Portugal Obrigacoes do Tesouro OT, Sr. Unscd. Notes, Ser. 11Y(b)	2.88	10/20/2034	EUR	500,000	570,367
Romania — .4%
Romania, Bonds, Ser. 11Y	6.75	4/25/2035	RON	700,000	153,190
Romania, Sr. Unscd. Notes(b)	6.13	10/7/2037	EUR	116,000	133,332
Romania, Sr. Unscd. Notes	6.13	10/7/2037	EUR	107,000	122,987
Romania, Sr. Unscd. Notes	6.75	7/11/2039	EUR	87,000	103,589
					513,098
Singapore — .5%
Singapore, Bonds	3.38	9/1/2033	SGD	875,000	752,495
South Korea — 4.4%
Korea, Bonds, Ser. 3212	4.25	12/10/2032	KRW	1,193,700,000	821,645
Korea, Bonds, Ser. 3506	2.63	6/10/2035	KRW	6,430,000,000	3,899,032
Korea, Bonds, Ser. 3512	3.25	12/10/2035	KRW	500,000,000	318,913
Korea, Bonds, Ser. 5209	3.13	9/10/2052	KRW	1,485,000,000	879,300
Korea, Bonds, Ser. 5303	3.25	3/10/2053	KRW	270,000,000	163,832
					6,082,722
Spain — 3.5%
Spain, Sr. Unscd. Bonds(b)	0.70	4/30/2032	EUR	3,875,000	3,968,710
Spain, Sr. Unscd. Bonds(b)	3.25	4/30/2034	EUR	75,000	87,702
Spain, Sr. Unscd. Notes(b)	3.45	10/31/2034	EUR	675,000	797,949
					4,854,361
Supranational — 1.3%
European Union, Sr. Unscd. Bonds, Ser. UFA	3.00	3/4/2053	EUR	548,963	527,773
European Union, Sr. Unscd. Notes, Ser. SURE	0.20	6/4/2036	EUR	1,475,000	1,268,357
					1,796,130
Sweden — .3%
Sweden, Bonds, Ser. 1066	2.25	5/11/2035	SEK	3,575,000	371,048
Switzerland — 1.3%
Swiss Confederation, Bonds	0.50	6/27/2032	CHF	1,390,000	1,801,710
Thailand — .7%
Thailand, Sr. Unscd. Bonds	2.41	3/17/2035	THB	30,760,000	964,388
United Kingdom — 7.9%
United Kingdom Gilt, Bonds	1.50	7/31/2053	GBP	5,500,000	3,150,707
United Kingdom Gilt, Bonds	4.25	7/31/2034	GBP	1,000,000	1,302,540
United Kingdom Gilt, Bonds	4.38	7/31/2054	GBP	2,800,000	3,100,278

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date		Principal Amount ($)(a)	Value ($)
Foreign Governmental — 56.8% (continued)
United Kingdom — 7.9% (continued)
United Kingdom Gilt, Bonds	4.50	6/7/2028	GBP	2,350,000	3,201,866
United Kingdom Gilt, Bonds	5.38	1/31/2056	GBP	150,000	194,863
					10,950,254
Total Foreign Governmental (cost $81,884,866)					78,941,878
U.S. Government Agencies Mortgage-Backed — .7%
Federal Home Loan Mortgage Corp.:
5.50%, 7/1/2054(f)				385,781	393,475
Federal National Mortgage Association:
5.50%, 9/1/2054(f)				492,972	502,681
Total U.S. Government Agencies Mortgage-Backed (cost $882,301)					896,156
U.S. Treasury Securities — 20.3%
U.S. Treasury Bonds	4.63	2/15/2046		4,500,000	4,297,852
U.S. Treasury Bonds	4.75	5/15/2055		1,520,000	1,461,664
U.S. Treasury Bonds	4.75	2/15/2056		1,100,000	1,059,180
U.S. Treasury Inflation Indexed Bonds(g)	0.13	2/15/2052		2,429,973	1,267,123
U.S. Treasury Inflation Indexed Bonds(g)	2.38	2/15/2055		1,625,390	1,509,659
U.S. Treasury Notes	3.63	9/30/2030		1,150,000	1,132,705
U.S. Treasury Notes	3.63	12/31/2030		2,500,000	2,459,277
U.S. Treasury Notes	3.88	8/31/2032		1,600,000	1,574,688
U.S. Treasury Notes	4.00	11/15/2035		6,600,000	6,405,609
U.S. Treasury Notes	4.25	5/15/2035		1,625,000	1,613,003
U.S. Treasury Notes(d)	4.25	8/15/2035		4,539,400	4,500,390
U.S. Treasury Notes(d)	4.63	2/15/2035		875,000	893,491
Total U.S. Treasury Securities (cost $28,690,630)					28,174,641

Description/Number of Contracts/Counterparty	Exercise Price	Expiration Date		Notional Amount ($)(h)
Options Purchased — .0%
Put Options — .0%
Swaption Receiver Markit iTraxx Europe Crossover Index Series 45, Payer 3 Month Fixed Rate of 5.00% terminating on 6/20/2031, Contracts N/A, Goldman Sachs & Co. LLC	3.50	6/17/2026	EUR	1,850,000	8,939
Swaption Receiver Markit iTraxx Europe Crossover Index Series 45, Payer 3 Month Fixed Rate of 5.00% terminating on 6/20/2031, Contracts N/A, Morgan Stanley & Co. LLC	3.88	7/15/2026	EUR	1,850,000	9,504
Swaption Receiver Markit iTraxx Europe Index Series 44, Payer 3 Month Fixed Rate of 1.00% terminating on 12/20/2030, Contracts N/A, Citigroup Global Markets, Inc.	0.78	5/20/2026	EUR	9,200,000	1,489
Total Options Purchased (cost $46,913)					19,932

Description	1-Day Yield (%)	Shares
Investment Companies — .2%
Registered Investment Companies — .2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(i) (cost $204,235)	3.70	204,235	204,235

Description	1-Day Yield (%)	Shares	Value ($)
Investment of Cash Collateral for Securities Loaned — .9%
Registered Investment Companies — .9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(i) (cost $1,291,918)	3.70	1,291,918	1,291,918
Total Investments (cost $136,533,639)		95.9%	133,156,731
Cash and Receivables (Net)		4.1%	5,757,807
Net Assets		100.0%	138,914,538

AUD—Australian Dollar
CAD—Canadian Dollar
CHF—Swiss Franc
CLO—Collateralized Loan Obligation
CLP—Chilean Peso
CNY—Chinese Yuan Renminbi
COP—Colombian Peso
CZK—Czech Koruna
DKK—Danish Krone
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
MYR—Malaysian Ringgit
NZD—New Zealand Dollar
PEN—Peruvian Sol
PLN—Polish Zloty
RON—Romanian New Leu
SEK—Swedish Krona
SGD—Singapore Dollar
THB—Thai Baht
TSFR—Term Secured Overnight Financing Rate Reference Rates
USD—United States Dollar

(a)	Amount stated in U.S. Dollars unless otherwise noted above.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2026, these securities amounted to $24,346,369 or 17.5% of net assets.

(c)
Variable rate security—Interest rate resets periodically and the rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

(d)
Security, or portion thereof, on loan. At April 30, 2026, the value of the fund’s securities on loan was $6,796,627 and the value of the collateral was
$7,024,363, consisting of cash collateral of $1,291,918 and U.S. Government & Agency securities valued at $5,732,445.  In addition, the value of collateral may include pending sales that are also on loan.

(e)	Security is a perpetual security with no specified maturity date. Maturity date shown is next reset date of the security.
(f)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(g)	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
(h)	Notional amount stated in U.S. Dollars unless otherwise indicated.
(i)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

TBA Sale Commitments
Description	Principal Amount ($)	Value ($)
U.S. Government Agencies Mortgage-Backed — (.9%)
Federal National Mortgage Association:
5.50%, 5/1/2056(a),(b)	(1,200,000)	(1,206,157)
Total Sale Commitments (Proceeds $1,208,478)		(1,206,157)

(a)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(b)	Sold on a delayed delivery basis.

Affiliated Issuers
Description	Value ($) 10/31/2025	Purchases ($)†	Sales ($)	Value ($) 4/30/2026	Dividends/ Distributions ($)
Registered Investment Companies - .2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .2%	-	39,429,207	(39,224,972)	204,235	24,303
Investment of Cash Collateral for Securities Loaned - .9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .9%	5,158,707	30,592,314	(34,459,103)	1,291,918	3,900††
Total - 1.1%	5,158,707	70,021,521	(73,684,075)	1,496,153	28,203

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
Australian 3-Year Bond	2	6/15/2026	149,820(a)	148,845	(975)
Australian 10-Year Bond	220	6/15/2026	17,189,758(a)	16,957,603	(232,155)
Euro-Bobl	74	6/8/2026	10,210,334(a)	10,026,844	(183,490)
Euro-BTP	8	6/8/2026	1,115,875(a)	1,098,161	(17,714)
Euro-Bund	16	6/8/2026	2,352,297(a)	2,354,060	1,763
Euro-Buxl 30 Year Bond	31	6/8/2026	4,061,897(a)	3,965,035	(96,862)
Euro-Schatz	119	6/8/2026	14,887,657(a)	14,769,505	(118,152)
Japanese 10 Year Bond	1	6/15/2026	839,138(a)	825,653	(13,485)
Futures Short
2 Year U.S. Treasury Note	9	6/30/2026	1,880,325	1,864,124	16,201
5 Year U.S. Treasury Note	24	6/30/2026	2,601,503	2,588,062	13,441
10 Year U.S. Treasury Note	7	6/18/2026	790,769	774,155	16,614
Canadian 10 Year Bond	17	6/19/2026	1,524,071(a)	1,490,934	33,137
Euro-OAT	41	6/8/2026	5,851,474(a)	5,739,231	112,243
Long Gilt	41	6/26/2026	5,117,621(a)	4,830,921	286,700

Futures (continued)
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Short (continued)
U.S. Treasury Long-Term Bond	1	6/18/2026	112,842	112,844	(2)
Ultra 10 Year U.S. Treasury Note	102	6/18/2026	11,718,562	11,511,657	206,905
Ultra U.S. Treasury Bond	163	6/18/2026	19,366,666	18,750,094	616,572
Gross Unrealized Appreciation					1,303,576
Gross Unrealized Depreciation					(662,835)

(a)	Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

Options Written
Description/Contracts/Counterparty	Exercise Price	Expiration Date	Notional Amount ($)	Value ($)
Put Options:
Swaption Payer Markit CDX North America Investment Grade Index Series 45, Receiver 3 Month Fixed Rate of 1.00% terminating on 12/20/2030, Contracts N/A, Citigroup Global Markets, Inc.	0.75	5/20/2026	13,100,000	(1,064)
Swaption Payer Markit CDX North America Investment Grade Index Series 46, Receiver 3 Month Fixed Rate of 1.00% terminating on 6/20/2031, Contracts N/A, Goldman Sachs & Co. LLC	0.68	6/17/2026	13,050,000	(7,845)
Swaption Payer Markit CDX North America Investment Grade Index Series 46, Receiver 3 Month Fixed Rate of 1.00% terminating on 6/20/2031, Contracts N/A, Goldman Sachs & Co. LLC	0.73	7/15/2026	13,100,000	(9,929)
Total Options Written (premiums received $41,648)				(18,838)

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Barclays Capital, Inc.
Canadian Dollar	73,000	United States Dollar	53,668	5/12/2026	101
Canadian Dollar	696,000	United States Dollar	501,696	5/12/2026	10,946
United States Dollar	249,969	Malaysian Ringgit	1,008,000	5/12/2026	(3,925)
United States Dollar	39,449	Swedish Krona	367,000	5/12/2026	(326)
United States Dollar	101,814	Euro	88,189	5/21/2026	(1,791)
United States Dollar	180,597	Euro	156,780	5/21/2026	(3,589)
United States Dollar	249,394	Japanese Yen	39,740,000	5/21/2026	(4,909)
New Zealand Dollar	590,318	United States Dollar	337,149	5/21/2026	11,831
United States Dollar	141,252	Australian Dollar	197,000	5/21/2026	(525)
United States Dollar	687	British Pound	513	5/21/2026	(11)
British Pound	2,209	United States Dollar	2,934	5/21/2026	72
New Zealand Dollar	486,489	United States Dollar	286,631	5/21/2026	969
United States Dollar	192,142	Euro	163,000	5/21/2026	648
United States Dollar	355,518	Swiss Franc	283,000	5/21/2026	(7,498)
United States Dollar	57,243	Swedish Krona	542,109	5/21/2026	(1,539)
United States Dollar	178,052	Swedish Krona	1,682,757	5/21/2026	(4,411)
United States Dollar	217,459	New Zealand Dollar	375,000	5/21/2026	(4,231)
United States Dollar	339,238	Canadian Dollar	464,722	5/21/2026	(3,185)

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Forward Foreign Currency Exchange Contracts (continued)
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Barclays Capital, Inc. (continued)
United States Dollar	307,966	Euro	263,000	5/21/2026	(1,008)
United States Dollar	159,761	Euro	136,000	5/21/2026	(13)
United States Dollar	164,931	Canadian Dollar	225,280	5/21/2026	(1,063)
United States Dollar	144,174	Japanese Yen	22,756,000	5/21/2026	(1,445)
Japanese Yen	32,556,000	United States Dollar	206,114	5/21/2026	2,218
Canadian Dollar	321,000	United States Dollar	231,059	5/21/2026	5,465
United States Dollar	789,625	British Pound	591,585	5/21/2026	(15,356)
United States Dollar	49,580	Canadian Dollar	68,000	5/21/2026	(525)
Euro	119,000	British Pound	103,413	5/21/2026	(914)
United States Dollar	366,633	Swedish Krona	3,397,000	5/21/2026	(1,708)
United States Dollar	198,070	Euro	169,000	5/21/2026	(472)
Malaysian Ringgit	2,302,000	United States Dollar	580,580	6/9/2026	(307)
BNP Paribas Corp.
United States Dollar	1,402,146	Chinese Yuan Renminbi	9,609,000	5/21/2026	(6,618)
Swiss Franc	398,000	United States Dollar	503,559	5/21/2026	6,974
Euro	375,322	United States Dollar	433,651	5/21/2026	7,279
British Pound	250,177	United States Dollar	339,113	5/21/2026	1,308
United States Dollar	402,225	Japanese Yen	64,216,000	5/21/2026	(8,705)
Euro	181,000	British Pound	157,838	5/21/2026	(2,134)
Swedish Krona	3,394,000	United States Dollar	361,973	5/21/2026	6,042
Japanese Yen	142,728,000	United States Dollar	901,188	5/21/2026	12,152
United States Dollar	240,850	Norwegian Krone	2,305,677	5/21/2026	(7,966)
Euro	119,000	British Pound	103,550	5/21/2026	(1,101)
New Zealand Dollar	344,000	United States Dollar	200,349	5/21/2026	3,014
United States Dollar	357,969	Canadian Dollar	497,000	5/21/2026	(8,238)
Euro	474,000	Canadian Dollar	767,665	5/21/2026	(8,784)
Euro	332,904	United States Dollar	389,678	5/21/2026	1,420
United States Dollar	76,869	Norwegian Krone	736,323	5/21/2026	(2,590)
Swedish Krona	2,529,000	United States Dollar	272,857	5/21/2026	1,365
Australian Dollar	1,107,000	United States Dollar	762,889	5/21/2026	33,798
United States Dollar	710,290	Euro	615,000	5/21/2026	(12,216)
Citigroup Global Markets, Inc.
Indonesian Rupiah	15,600,654,000	United States Dollar	918,064	5/12/2026	(17,336)
United States Dollar	164,951	Romanian New Leu	729,000	5/12/2026	394
United States Dollar	130,427	Thai Baht	4,238,736	5/12/2026	270
Euro	14,731,000	United States Dollar	17,000,288	5/12/2026	298,472
United States Dollar	141,208	Chinese Yuan Renminbi	965,000	5/12/2026	(177)
New Zealand Dollar	555,000	United States Dollar	325,112	5/21/2026	2,989
Swedish Krona	1,708,000	United States Dollar	182,527	5/21/2026	2,674
United States Dollar	178,414	Swiss Franc	142,000	5/21/2026	(3,736)
Euro	127,000	United States Dollar	149,280	5/21/2026	(80)
British Pound	198,014	United States Dollar	268,476	5/21/2026	966
Canadian Dollar	1,160,000	United States Dollar	839,239	5/21/2026	15,489
United States Dollar	496,572	Swiss Franc	391,000	5/21/2026	(4,981)
Euro	176,000	United States Dollar	206,002	5/21/2026	764

Forward Foreign Currency Exchange Contracts (continued)
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Citigroup Global Markets, Inc. (continued)
United States Dollar	14,547	British Pound	10,841	5/21/2026	(205)
British Pound	128,000	United States Dollar	171,243	5/21/2026	2,930
British Pound	119,000	United States Dollar	160,306	5/21/2026	1,619
United States Dollar	268,918	New Zealand Dollar	455,000	5/21/2026	(66)
Deutsche Bank AG
United States Dollar	208,069	Norwegian Krone	1,934,000	5/21/2026	(638)
United States Dollar	182,708	Swedish Krona	1,697,566	5/21/2026	(1,361)
United States Dollar	269,080	Norwegian Krone	2,635,000	5/21/2026	(15,275)
Australian Dollar	533,000	United States Dollar	365,172	5/21/2026	18,417
New Zealand Dollar	264,995	United States Dollar	156,676	5/21/2026	(18)
Polish Zloty	502,000	United States Dollar	135,348	5/21/2026	3,138
United States Dollar	335,035	New Zealand Dollar	573,000	5/21/2026	(3,707)
United States Dollar	642,840	Euro	550,000	5/21/2026	(3,304)
United States Dollar	275,572	Swedish Krona	2,583,000	5/21/2026	(4,506)
Canadian Dollar	682,020	United States Dollar	499,091	5/21/2026	3,445
Euro	237,011	United States Dollar	275,217	5/21/2026	3,225
Canadian Dollar	463,290	United States Dollar	335,333	5/21/2026	6,035
Norwegian Krone	1,399,000	United States Dollar	148,139	5/21/2026	2,834
United States Dollar	156,646	Japanese Yen	24,899,000	5/21/2026	(2,687)
Euro	126,000	United States Dollar	145,493	5/21/2026	2,532
Norwegian Krone	2,654,000	United States Dollar	272,545	5/21/2026	13,860
United States Dollar	213,898	Swedish Krona	2,025,891	5/21/2026	(5,772)
United States Dollar	418,771	Euro	363,423	5/21/2026	(8,181)
United States Dollar	497,343	Norwegian Krone	4,776,000	5/21/2026	(18,056)
Canadian Dollar	374,021	United States Dollar	273,363	5/21/2026	2,228
Norwegian Krone	1,772,000	United States Dollar	182,306	5/21/2026	8,919
United States Dollar	271,453	Norwegian Krone	2,590,000	5/21/2026	(8,045)
Australian Dollar	1,108,000	United States Dollar	768,089	5/21/2026	29,317
New Zealand Dollar	353,577	United States Dollar	208,448	5/21/2026	577
British Pound	361,000	United States Dollar	488,217	5/21/2026	3,003
United States Dollar	267,044	Norwegian Krone	2,594,000	5/21/2026	(12,886)
Goldman Sachs & Co. LLC
United States Dollar	1,965,374	Colombian Peso	7,307,222,000	5/12/2026	(37,329)
United States Dollar	117,035	Euro	100,000	5/12/2026	(396)
United States Dollar	1,241,676	Chinese Yuan Renminbi	8,540,000	5/12/2026	(9,147)
Australian Dollar	181,000	United States Dollar	125,541	5/12/2026	4,742
New Zealand Dollar	539,947	United States Dollar	316,909	5/21/2026	2,293
Euro	467,989	United States Dollar	543,287	5/21/2026	6,510
United States Dollar	198,105	Japanese Yen	31,503,000	5/21/2026	(3,488)
New Zealand Dollar	297,511	United States Dollar	175,327	5/21/2026	554
New Zealand Dollar	1,682	United States Dollar	962	5/21/2026	32
Euro	598,000	United States Dollar	692,174	5/21/2026	10,360
United States Dollar	475,403	Canadian Dollar	651,278	5/21/2026	(4,482)
United States Dollar	172,238	Euro	149,000	5/21/2026	(2,808)
Euro	731,000	United States Dollar	845,682	5/21/2026	13,102

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Forward Foreign Currency Exchange Contracts (continued)
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Goldman Sachs & Co. LLC (continued)
Canadian Dollar	475,000	United States Dollar	345,710	5/21/2026	4,287
United States Dollar	554,917	Canadian Dollar	763,000	5/21/2026	(7,288)
United States Dollar	192,975	Euro	166,000	5/21/2026	(2,043)
United States Dollar	329,318	New Zealand Dollar	559,000	5/21/2026	(1,148)
United States Dollar	506,846	Euro	441,000	5/21/2026	(11,245)
Euro	210,000	United States Dollar	247,873	5/21/2026	(1,163)
Euro	477,000	Swedish Krona	5,177,430	5/21/2026	(1,012)
New Zealand Dollar	362,121	United States Dollar	212,462	5/21/2026	1,614
United States Dollar	874,562	Euro	747,000	5/21/2026	(3,019)
Euro	349,000	United States Dollar	408,867	5/21/2026	1,140
British Pound	426,809	United States Dollar	578,691	5/21/2026	2,077
United States Dollar	310,619	Swedish Krona	2,851,000	5/21/2026	1,482
United States Dollar	141,473	Euro	122,797	5/21/2026	(2,790)
United States Dollar	47	Swedish Krona	434	5/21/2026	(0)
United States Dollar	280,328	Swedish Krona	2,609,000	5/21/2026	(2,570)
Chinese Yuan Renminbi	1,219,000	United States Dollar	177,812	5/21/2026	904
Japanese Yen	25,327,000	United States Dollar	160,152	5/21/2026	1,920
United States Dollar	274,927	Norwegian Krone	2,568,000	5/21/2026	(2,198)
Euro	250,923	United States Dollar	296,006	5/21/2026	(1,220)
United States Dollar	545,282	Norwegian Krone	5,287,000	5/21/2026	(25,262)
United States Dollar	337,441	New Zealand Dollar	578,000	5/21/2026	(4,257)
United States Dollar	299,496	Australian Dollar	430,000	5/21/2026	(9,966)
Euro	200,000	United States Dollar	235,767	5/21/2026	(806)
United States Dollar	2,475,372	Swedish Krona	22,870,539	5/21/2026	(4,509)
United States Dollar	267,515	Norwegian Krone	2,619,000	5/21/2026	(15,113)
United States Dollar	638,937	Swedish Krona	6,054,243	5/21/2026	(17,533)
Swiss Franc	141,000	United States Dollar	177,266	5/21/2026	3,601
Norwegian Krone	438,000	United States Dollar	44,957	5/21/2026	2,310
United States Dollar	168,432	Euro	144,000	5/21/2026	(740)
United States Dollar	375,385	Norwegian Krone	3,495,018	5/21/2026	(1,778)
Euro	472,187	Canadian Dollar	755,000	5/21/2026	(1,582)
Euro	119,000	British Pound	103,760	5/21/2026	(1,386)
United States Dollar	1,108,907	British Pound	826,919	5/21/2026	(16,299)
Euro	129,669	United States Dollar	149,762	5/21/2026	2,574
Australian Dollar	322,000	United States Dollar	224,158	5/21/2026	7,579
Canadian Dollar	1,519,979	United States Dollar	1,110,837	5/21/2026	9,137
United States Dollar	177,279	Australian Dollar	255,700	5/21/2026	(6,743)
United States Dollar	272,579	Norwegian Krone	2,642,000	5/21/2026	(12,531)
United States Dollar	437,414	Euro	374,000	5/21/2026	(1,964)
United States Dollar	240,258	Japanese Yen	37,948,000	5/21/2026	(2,578)
United States Dollar	185,143	Swedish Krona	1,696,000	5/21/2026	1,243
Swedish Krona	7,840,302	United States Dollar	846,758	5/21/2026	3,376
Australian Dollar	498,723	United States Dollar	353,345	5/21/2026	5,576
Norwegian Krone	8,457,000	United States Dollar	872,172	5/21/2026	40,461
United States Dollar	316,035	Euro	272,000	5/21/2026	(3,512)

Forward Foreign Currency Exchange Contracts (continued)
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Goldman Sachs & Co. LLC (continued)
Japanese Yen	25,480,000	United States Dollar	160,708	5/21/2026	2,343
Euro	152,000	United States Dollar	175,836	5/21/2026	2,734
United States Dollar	2,072,103	Australian Dollar	2,914,884	5/21/2026	(25,681)
Euro	102,000	United States Dollar	118,552	5/21/2026	1,278
United States Dollar	239,514	Japanese Yen	38,164,000	5/21/2026	(4,704)
British Pound	375,000	United States Dollar	497,601	5/21/2026	12,670
United States Dollar	275,950	Swedish Krona	2,523,184	5/21/2026	2,358
Canadian Dollar	532,000	United States Dollar	388,096	5/21/2026	3,900
Canadian Dollar	1,553,980	United States Dollar	1,137,693	5/21/2026	7,334
Euro	119,000	British Pound	103,344	5/21/2026	(820)
United States Dollar	202,355	Australian Dollar	288,000	5/21/2026	(4,913)
Swedish Krona	4,462,000	United States Dollar	468,319	5/21/2026	15,502
HSBC Securities (USA), Inc.
United States Dollar	395,040	Chinese Yuan Renminbi	2,692,000	5/12/2026	627
New Zealand Dollar	1,089,000	United States Dollar	629,636	5/12/2026	13,957
United States Dollar	9,136	Chilean Peso	8,370,000	5/12/2026	(167)
Chinese Yuan Renminbi	126,503,000	United States Dollar	18,445,260	5/12/2026	89,047
Swedish Krona	11,127,000	United States Dollar	1,187,415	5/12/2026	18,527
Chinese Yuan Renminbi	1,888,000	United States Dollar	276,364	5/12/2026	252
United States Dollar	116,943	Euro	100,000	5/12/2026	(488)
Romanian New Leu	1,305,000	United States Dollar	296,408	5/12/2026	(1,830)
Euro	77,000	United States Dollar	90,674	5/12/2026	(252)
United States Dollar	128,146	Hungarian Forint	42,385,000	5/12/2026	(8,356)
United States Dollar	1,069,666	Peruvian Sol	3,701,000	5/12/2026	15,414
United States Dollar	514,399	Canadian Dollar	711,000	5/21/2026	(9,491)
United States Dollar	794,235	Euro	686,811	5/21/2026	(12,635)
Euro	218,096	United States Dollar	255,485	5/21/2026	735
Swedish Krona	5,145,000	British Pound	414,835	5/21/2026	(6,596)
Australian Dollar	424,000	United States Dollar	295,102	5/21/2026	10,043
United States Dollar	158,603	Norwegian Krone	1,541,000	5/21/2026	(7,694)
Euro	1,241,689	United States Dollar	1,435,076	5/21/2026	23,669
British Pound	338,000	United States Dollar	448,112	5/21/2026	11,812
New Zealand Dollar	306,005	United States Dollar	180,663	5/21/2026	239
Swedish Krona	5,132,968	Euro	474,000	5/21/2026	(284)
New Zealand Dollar	344,879	United States Dollar	202,242	5/21/2026	1,642
Australian Dollar	1,717,277	United States Dollar	1,213,847	5/21/2026	22,044
Norwegian Krone	1,544,000	United States Dollar	161,156	5/21/2026	5,464
Canadian Dollar	401,000	United States Dollar	290,123	5/21/2026	5,348
United States Dollar	277,647	Norwegian Krone	2,587,000	5/21/2026	(1,528)
United States Dollar	29,819	Mexican Peso	530,000	5/21/2026	(468)
United States Dollar	2,685,210	Canadian Dollar	3,667,058	5/21/2026	(16,805)
United States Dollar	809,982	British Pound	604,568	5/21/2026	(12,666)
United States Dollar	220,846	Swedish Krona	2,015,816	5/21/2026	2,268
Euro	680,000	United States Dollar	790,374	5/21/2026	8,495
Canadian Dollar	1,168,000	United States Dollar	845,232	5/21/2026	15,391

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Forward Foreign Currency Exchange Contracts (continued)
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
HSBC Securities (USA), Inc. (continued)
United States Dollar	221,834	Singapore Dollar	282,000	5/21/2026	(52)
United States Dollar	208,252	Australian Dollar	301,000	5/21/2026	(8,372)
United States Dollar	1,486,312	British Pound	1,125,000	5/21/2026	(44,499)
Australian Dollar	1,025,000	United States Dollar	713,572	5/21/2026	24,100
Euro	142,000	United States Dollar	164,262	5/21/2026	2,561
Chinese Yuan Renminbi	1,341,000	United States Dollar	195,235	5/21/2026	1,367
United States Dollar	1,038,214	Canadian Dollar	1,444,000	5/21/2026	(25,775)
New Zealand Dollar	800,000	United States Dollar	457,737	5/21/2026	15,201
United States Dollar	518,418	British Pound	386,159	5/21/2026	(7,036)
New Zealand Dollar	954,000	Australian Dollar	789,785	5/21/2026	(4,413)
British Pound	140,000	United States Dollar	189,232	5/21/2026	1,269
United States Dollar	257,061	Japanese Yen	40,967,000	5/21/2026	(5,094)
J.P. Morgan Securities LLC
Norwegian Krone	2,367,000	United States Dollar	245,049	5/12/2026	10,408
United States Dollar	3,710,132	South Korean Won	5,615,136,000	5/12/2026	(76,931)
Chinese Yuan Renminbi	1,231,000	United States Dollar	180,399	5/12/2026	(42)
United States Dollar	165,989	Euro	141,000	5/12/2026	412
Euro	165,000	United States Dollar	190,907	5/12/2026	2,855
Euro	171,000	United States Dollar	200,454	5/12/2026	353
United States Dollar	1,560,607	Australian Dollar	2,216,000	5/21/2026	(34,205)
Chinese Yuan Renminbi	1,312,000	United States Dollar	190,911	5/21/2026	1,440
United States Dollar	183,716	Japanese Yen	29,293,000	5/21/2026	(3,735)
Norwegian Krone	5,331,475	United States Dollar	554,883	5/21/2026	20,460
Canadian Dollar	193,000	United States Dollar	138,887	5/21/2026	3,322
United States Dollar	509,294	Euro	441,000	5/21/2026	(8,796)
Chinese Yuan Renminbi	1,694,000	United States Dollar	247,478	5/21/2026	877
Canadian Dollar	695,710	United States Dollar	503,745	5/21/2026	8,878
United States Dollar	195,022	Euro	168,000	5/21/2026	(2,346)
United States Dollar	457,107	Swedish Krona	4,198,000	5/21/2026	1,912
Euro	217,000	United States Dollar	255,850	5/21/2026	(917)
Euro	162,000	United States Dollar	187,509	5/21/2026	2,810
Australian Dollar	226,000	United States Dollar	156,705	5/21/2026	5,942
Swedish Krona	2,821,000	United States Dollar	303,967	5/21/2026	1,917
United States Dollar	6,879,403	Japanese Yen	1,086,739,245	5/21/2026	(74,827)
United States Dollar	182,679	Norwegian Krone	1,700,982	5/21/2026	(881)
Euro	313,000	United States Dollar	362,951	5/21/2026	4,763
British Pound	521,791	United States Dollar	694,697	5/21/2026	15,315
United States Dollar	696,463	Canadian Dollar	953,000	5/21/2026	(5,741)
Swedish Krona	1,551,000	United States Dollar	162,868	5/21/2026	5,309
Australian Dollar	1,265,000	United States Dollar	902,771	5/21/2026	7,624
Euro	265,000	United States Dollar	307,859	5/21/2026	3,465
Euro	315,077	United States Dollar	371,696	5/21/2026	(1,542)
United States Dollar	159,957	Swedish Krona	1,490,000	5/21/2026	(1,606)
New Zealand Dollar	210,423	United States Dollar	124,019	5/21/2026	378
United States Dollar	459,325	Swiss Franc	358,000	5/21/2026	102

Forward Foreign Currency Exchange Contracts (continued)
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
J.P. Morgan Securities LLC (continued)
United States Dollar	150,918	Chinese Yuan Renminbi	1,040,000	5/21/2026	(1,555)
United States Dollar	303,909	Canadian Dollar	414,720	5/21/2026	(1,672)
Euro	222,000	United States Dollar	256,332	5/21/2026	4,475
Merrill Lynch, Pierce, Fenner & Smith, Inc.
United States Dollar	222,248	British Pound	167,000	5/12/2026	(4,994)
Canadian Dollar	232,000	United States Dollar	169,140	5/12/2026	1,740
New Zealand Dollar	557,000	United States Dollar	327,053	5/21/2026	2,231
United States Dollar	671,471	Euro	570,000	5/21/2026	1,831
Japanese Yen	23,180,000	United States Dollar	146,563	5/21/2026	1,770
United States Dollar	500,294	British Pound	374,000	5/21/2026	(8,615)
Australian Dollar	703,000	United States Dollar	502,033	5/21/2026	3,902
Euro	130,000	United States Dollar	152,792	5/21/2026	(67)
Japanese Yen	24,020,000	United States Dollar	151,557	5/21/2026	2,151
Swiss Franc	395,995	United States Dollar	505,109	5/21/2026	2,852
Morgan Stanley & Co. LLC
United States Dollar	165,669	Chinese Yuan Renminbi	1,126,000	5/12/2026	695
Israeli Shekel	1,171,000	United States Dollar	373,410	5/12/2026	23,842
United States Dollar	70,365	Singapore Dollar	90,000	5/12/2026	(404)
Czech Koruna	2,529,000	United States Dollar	119,688	5/12/2026	2,049
Polish Zloty	435,000	United States Dollar	117,941	5/12/2026	2,063
Euro	14,730,000	United States Dollar	17,003,100	5/12/2026	294,487
Danish Krone	1,863,000	United States Dollar	289,832	5/12/2026	2,964
United States Dollar	57,486	South African Rand	968,000	5/12/2026	(573)
Mexican Peso	4,377,000	United States Dollar	244,308	5/12/2026	6,009
Hong Kong Dollar	245,000	United States Dollar	31,319	5/12/2026	(24)
Hungarian Forint	98,915,000	United States Dollar	299,113	5/12/2026	19,444
United States Dollar	5,135,484	Euro	4,439,979	5/21/2026	(80,635)
United States Dollar	143,304	British Pound	106,000	5/21/2026	(932)
United States Dollar	202,236	Swiss Franc	161,000	5/21/2026	(4,286)
Euro	268,000	United States Dollar	311,219	5/21/2026	3,629
Japanese Yen	27,928,000	United States Dollar	176,217	5/21/2026	2,499
United States Dollar	442,952	Canadian Dollar	615,000	5/21/2026	(10,201)
United States Dollar	178,189	British Pound	134,000	5/21/2026	(4,148)
United States Dollar	7,833	Australian Dollar	11,300	5/21/2026	(300)
United States Dollar	235,246	New Zealand Dollar	403,000	5/21/2026	(2,997)
United States Dollar	116,959	Hungarian Forint	39,642,000	5/21/2026	(10,641)
United States Dollar	227,791	New Zealand Dollar	390,000	5/21/2026	(2,767)
Swedish Krona	1,292,000	United States Dollar	141,452	5/21/2026	(1,358)
Japanese Yen	48,284,000	United States Dollar	306,288	5/21/2026	2,690
Chinese Yuan Renminbi	1,307,000	United States Dollar	190,541	5/21/2026	1,077
Euro	263,000	United States Dollar	305,813	5/21/2026	3,162
Swedish Krona	6,698	United States Dollar	724	5/21/2026	2
United States Dollar	143,520	British Pound	107,000	5/21/2026	(2,077)
United States Dollar	160,175	Japanese Yen	25,382,000	5/21/2026	(2,249)
Euro	187,320	United States Dollar	216,270	5/21/2026	3,795

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Forward Foreign Currency Exchange Contracts (continued)
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
RBC Capital Markets, LLC
Japanese Yen	2,395,056,000	United States Dollar	15,173,852	5/12/2026	140,395
United States Dollar	247,678	Australian Dollar	352,000	5/21/2026	(5,649)
UBS Securities LLC
United States Dollar	101,415	Swiss Franc	80,000	5/12/2026	(1,105)
British Pound	135,000	United States Dollar	181,537	5/21/2026	2,160
United States Dollar	945,706	Swiss Franc	738,895	5/21/2026	(2,107)
United States Dollar	237,009	Euro	200,000	5/21/2026	2,047
Swiss Franc	63,005	United States Dollar	80,456	5/21/2026	363
Australian Dollar	279,000	United States Dollar	199,021	5/21/2026	1,770
Gross Unrealized Appreciation					1,628,800
Gross Unrealized Depreciation					(1,019,569)

Centrally Cleared Credit Default Swaps
Reference Obligations	Maturity Date	Notional Amount ($)(a)	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized Appreciation (Depreciation) ($)
Purchased Contracts:(b)
Markit CDX North America Investment Grade Index Series 46, Paid 3 Month Fixed Rate of 1.00%	6/20/2031	14,690,000	(325,699)	(299,612)	(26,087)
Markit iTraxx Europe Crossover Index Series 45, Paid 3 Month Fixed Rate of 5.00%	6/20/2031	228,862	(21,788)	(14,435)	(7,353)
Markit iTraxx Europe Senior Financial Index Series 45, Paid 3 Month Fixed Rate of 1.00%	6/20/2031	36,177,761	(684,423)	(444,567)	(239,856)
Sold Contracts:(c)
Markit iTraxx Europe Index Series 45, Received 3 Month Fixed Rate of 1.00%	6/20/2031	35,532,254	729,411	683,527	45,884
Gross Unrealized Appreciation					45,884
Gross Unrealized Depreciation					(273,296)

(a)
The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

(b)
If the fund is a buyer of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

(c)
If the fund is a seller of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

OTC Credit Default Swaps
Reference Obligations/ Counterparty	Maturity Date	Notional Amount ($)(a)	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized Appreciation (Depreciation) ($)
Purchased Contracts:(b)
BNP Paribas Corp.
Intesa Sanpaolo SpA, 4.20%, 6/1/2032, Paid 3 Month Fixed Rate of 1.00%	12/20/2029	751,136	(10,111)	11,372	(21,483)
UniCredit SpA, 2.73%, 1/15/2032, Paid 3 Month Fixed Rate of 1.00%	12/20/2029	727,663	(7,800)	12,270	(20,070)

OTC Credit Default Swaps (continued)
Reference Obligations/ Counterparty	Maturity Date	Notional Amount ($)(a)	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized Appreciation (Depreciation) ($)
Purchased Contracts: (continued)(b)
Citigroup Global Markets, Inc.
Mediobanca Banca di Credito Finanziario SpA, 2.30%, 11/23/2030, Paid 3 Month Fixed Rate of 1.00%	12/20/2029	375,568	(3,525)	5,396	(8,921)
Goldman Sachs & Co. LLC
TransDigm, Inc., 5.50%, 11/15/2027, Paid 3 Month Fixed Rate of 5.00%	12/20/2029	290,000	(43,389)	(33,659)	(9,730)
Merrill Lynch, Pierce, Fenner & Smith, Inc.
Yum! Brands, Inc., 3.63%, 3/15/2031, Paid 3 Month Fixed Rate of 1.00%	12/20/2029	420,000	(6,305)	(1,091)	(5,214)
Yum! Brands, Inc., 3.63%, 3/15/2031, Paid 3 Month Fixed Rate of 1.00%	12/20/2029	280,000	(4,203)	(900)	(3,303)
Sold Contracts:(c)
BNP Paribas Corp.
Electrolux AB, 2.50%, 5/18/2030, Received 3 Month Fixed Rate of 1.00%	12/20/2029	176,048	1,585	(1,913)	3,498
Electrolux AB, 2.50%, 5/18/2030, Received 3 Month Fixed Rate of 1.00%	12/20/2029	70,419	634	(1,003)	1,637
Electrolux AB, 2.50%, 5/18/2030, Received 3 Month Fixed Rate of 1.00%	12/20/2029	82,156	740	(1,131)	1,871
Goldman Sachs & Co. LLC
Electrolux AB, 2.50%, 5/18/2030, Received 3 Month Fixed Rate of 1.00%	12/20/2029	93,892	845	(968)	1,813
Electrolux AB, 2.50%, 5/18/2030, Received 3 Month Fixed Rate of 1.00%	6/20/2029	340,359	4,291	(5,869)	10,160
Virgin Media Finance PLC, 3.75%, 7/15/2030, Received 3 Month Fixed Rate of 5.00%	12/20/2029	328,622	16,900	8,295	8,605
Gross Unrealized Appreciation					27,584
Gross Unrealized Depreciation					(68,721)

(a)
The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

(b)
If the fund is a buyer of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

(c)
If the fund is a seller of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

Centrally Cleared Interest Rate Swaps
Received Reference Entity	Paid Reference Entity	Maturity Date	Notional Amount ($)	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized Appreciation (Depreciation) ($)
EUR - 12 Month Fixed at 2.65%	EUR - 6 Month EURIBOR at 2.13%	11/6/2035	1,877,840	(58,533)	—	(58,533)
EUR - 12 Month Fixed at 2.65%	EUR - 6 Month EURIBOR at 2.13%	11/6/2035	1,877,840	(59,109)	—	(59,109)
SEK - 3 Month STIBOR at 2.00%	SEK - 12 Month Fixed at 2.72%	11/6/2035	1,895,427	34,760	—	34,760

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Centrally Cleared Interest Rate Swaps (continued)
Received Reference Entity	Paid Reference Entity	Maturity Date	Notional Amount ($)	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized Appreciation (Depreciation) ($)
SEK - 3 Month STIBOR at 2.00%	SEK - 12 Month Fixed at 2.75%	11/6/2035	1,895,427	15,113	—	15,113
EUR - 12 Month Fixed at 2.76%	EUR - 6 Month EURIBOR at 2.12%	11/25/2035	7,499,624	(162,035)	13,859	(175,894)
EUR Maturity Fixed at 2.80%	EUR - CPTFEMU at Maturity	7/28/2053	1,366,129	170,474	198,937	(28,463)
USD - CPURNSA at Maturity	USD Maturity Fixed at 2.53%	7/28/2053	490,000	(6,222)	(3,028)	(3,194)
USD - CPURNSA at Maturity	USD Maturity Fixed at 2.46%	12/7/2053	1,277,000	(2,489)	(32,070)	29,581
EUR - 6 Month EURIBOR at 2.12%	EUR - 12 Month Fixed at 3.08%	11/25/2055	3,333,166	38,760	(9,545)	48,305
GBP Maturity Fixed at 3.19%	GBP - UKRPI at Maturity	2/15/2056	1,741,760	(46,574)	(2,840)	(43,734)
Gross Unrealized Appreciation						127,759
Gross Unrealized Depreciation						(368,927)

CPTFEMU—Eurostat Eurozone HICP Ex Tobacco Unrevised NSA
CPURNSA—US CPI Urban Consumers NSA
EUR—Euro
EURIBOR—Euro Interbank Offered Rate
GBP—British Pound
SEK—Swedish Krona
STIBOR—Stockholm Interbank Offered Rate
UKRPI—UK RPI All Items NSA
USD—United States Dollar

OTC Total Return Swaps
Received Reference Entity	Paid Reference Entity	Counterparties	Maturity Date	Notional Amount ($)	Unrealized Appreciation ($)
USD - 3 Month SOFRRATE at 3.65%	USD - IBOXIG at Maturity	Morgan Stanley & Co. LLC	6/22/2026	7,386,675	95,031
Gross Unrealized Appreciation					95,031

IBOXIG—Markit iBoxx $ Investment Grade Corporate Bond Index
SOFRRATE—Secured Overnight Financing Rate
USD—United States Dollar
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2026 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments (including securities on loan, valued at $6,796,627)—Note 1(c):
Unaffiliated issuers	135,037,486	131,660,578
Affiliated issuers	1,496,153	1,496,153
Cash denominated in foreign currency	613,814	620,481
Cash collateral held by broker—Note 4		4,227,684
Receivable for investment securities sold		1,908,583
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		1,628,800
Dividends, interest and securities lending income receivable		1,463,861
Receivable for investment securities sold—TBA		1,210,678
Unrealized appreciation on over-the-counter swap agreements—Note 4		122,615
Over-the-counter swap upfront payments—Note 4		37,333
Receivable for swap variation margin—Note 4		26,680
Receivable for shares of Beneficial Interest subscribed		14,590
Tax reclaim receivable—Note 1(b)		9,393
Prepaid expenses		48,127
		144,475,556
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		93,441
Cash overdraft due to Custodian		5,923
Payable for investment securities purchased		1,453,127
Liability for securities on loan—Note 1(c)		1,291,918
TBA sale commitments, at value (proceeds $1,208,478)—Note 4		1,206,157
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		1,019,569
Payable for shares of Beneficial Interest redeemed		155,753
Payable for futures variation margin—Note 4		86,654
Unrealized depreciation on over-the-counter swap agreements—Note 4		68,721
Over-the-counter swap upfront receipts—Note 4		46,534
Outstanding options written, at value (premiums received $41,648)—Note 4		18,838
Trustees’ fees and expenses payable		7,236
Other accrued expenses		107,147
		5,561,018
Net Assets ($)		138,914,538
Composition of Net Assets ($):
Paid-in capital		344,143,319
Total distributable earnings (loss)		(205,228,781)
Net Assets ($)		138,914,538

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	12,593,059	503,690	76,857,273	48,960,516
Shares Outstanding	998,896	43,005	5,944,440	3,763,861
Net Asset Value Per Share ($)	12.61	11.71	12.93	13.01
See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2026 (Unaudited)

Investment Income ($):
Income:
Interest (net of $15,581 foreign taxes withheld at source)	2,504,839
Dividends:
Affiliated issuers	24,303
Affiliated income net of rebates from securities lending—Note 1(c)	3,900
Total Income	2,533,042
Expenses:
Management fee—Note 3(a)	329,552
Shareholder servicing costs—Note 3(c)	86,675
Professional fees	58,408
Registration fees	35,060
Chief Compliance Officer fees—Note 3(c)	18,691
Custodian fees—Note 3(c)	18,416
Shareholder and regulatory reports service fees—Note 3(c)	10,000
Trustees’ fees and expenses—Note 3(d)	9,006
Prospectus and shareholders’ reports	7,982
Distribution plan fees—Note 3(b)	1,919
Loan commitment fees—Note 2	1,520
Miscellaneous	17,797
Total Expenses	595,026
Less—reduction in expenses due to undertaking—Note 3(a)	(16,352)
Net Expenses	578,674
Net Investment Income	1,954,368
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(137,556)
Net realized gain (loss) on TBA sale commitments	(20,664)
Net realized gain (loss) on futures	(509,621)
Net realized gain (loss) on options transactions	173,694
Net realized gain (loss) on forward foreign currency exchange contracts	(1,270,187)
Net realized gain (loss) on swap agreements	281,384
Net Realized Gain (Loss)	(1,482,950)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(2,534,972)
Net change in unrealized appreciation (depreciation) on TBA sale commitments	(2,008)
Net change in unrealized appreciation (depreciation) on futures	1,200,355
Net change in unrealized appreciation (depreciation) on options transactions	(1,928)
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	1,579,726
Net change in unrealized appreciation (depreciation) on swap agreements	(443,623)
Net Change in Unrealized Appreciation (Depreciation)	(202,450)
Net Realized and Unrealized Gain (Loss) on Investments	(1,685,400)
Net Increase in Net Assets Resulting from Operations	268,968
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025

Operations ($):
Net investment income	1,954,368	4,432,387
Net realized gain (loss) on investments	(1,482,950)	3,103,280
Net change in unrealized appreciation (depreciation) on investments	(202,450)	(1,058,547)
Net Increase (Decrease) in Net Assets Resulting from Operations	268,968	6,477,120
Distributions ($):
Distributions to shareholders:
Class A	(320,463)	(464,923)
Class C	(10,736)	(13,463)
Class I	(2,053,854)	(1,875,241)
Class Y	(879,209)	(706,278)
Total Distributions	(3,264,262)	(3,059,905)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	461,750	1,672,495
Class C	291,135	63,313
Class I	11,134,285	41,144,667
Class Y	17,215,092	556,613
Distributions reinvested:
Class A	281,561	429,832
Class C	8,901	9,580
Class I	1,965,445	1,676,604
Class Y	705,159	601,102
Cost of shares redeemed:
Class A	(1,284,032)	(10,028,402)
Class C	(243,027)	(403,470)
Class I	(19,627,719)	(47,718,186)
Class Y	(1,043,468)	(1,693,488)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	9,865,082	(13,689,340)
Total Increase (Decrease) in Net Assets	6,869,788	(10,272,125)
Net Assets ($):
Beginning of Period	132,044,750	142,316,875
End of Period	138,914,538	132,044,750

STATEMENT OF CHANGES IN NET ASSETS (continued)
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025

Capital Share Transactions (Shares):
Class A(a)
Shares sold	36,359	133,267
Shares issued for distributions reinvested	22,251	35,611
Shares redeemed	(101,235)	(781,271)
Net Increase (Decrease) in Shares Outstanding	(42,625)	(612,393)
Class C(a)
Shares sold	24,513	5,327
Shares issued for distributions reinvested	756	844
Shares redeemed	(20,548)	(34,688)
Net Increase (Decrease) in Shares Outstanding	4,721	(28,517)
Class I
Shares sold	853,719	3,185,310
Shares issued for distributions reinvested	151,466	135,648
Shares redeemed	(1,512,110)	(3,709,791)
Net Increase (Decrease) in Shares Outstanding	(506,925)	(388,833)
Class Y
Shares sold	1,323,518	42,718
Shares issued for distributions reinvested	54,039	48,359
Shares redeemed	(80,431)	(131,833)
Net Increase (Decrease) in Shares Outstanding	1,297,126	(40,756)

(a)
During the period ended April 30, 2026, 87 Class C shares representing $1,032 were automatically converted to 81 Class A shares and during the period ended
October 31, 2025, 182 Class C shares representing $2,145 were automatically converted to 170 Class A shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
Class A Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	12.90	12.60	11.42	11.13	14.81	15.33
Investment Operations:
Net investment income(a)	.18	.39	.36	.28	.10	.12
Net realized and unrealized gain (loss) on investments	(.16 )	.19	.82	.01	(3.52)	(.25 )
Total from Investment Operations	.02	.58	1.18	.29	(3.42)	(.13 )
Distributions:
Dividends from net investment income	(.31 )	(.28 )	-	-	(.26 )	(.39 )
Net asset value, end of period	12.61	12.90	12.60	11.42	11.13	14.81
Total Return (%)(b)	.17 (c)	4.77	10.24	2.61	(23.48)	(1.03)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.27 (d)	1.17	1.21	1.10	1.57	1.80
Ratio of net expenses to average net assets(e)	1.02 (d)	1.02 (f)	1.03 (f)	1.02 (f)	1.02 (f)	1.02
Ratio of net investment income to average net assets(e)	2.82 (d)	3.10 (f)	2.90 (f)	2.37 (f)	.78 (f)	.77
Portfolio Turnover Rate	37.30 (c)	127.15	127.52	119.74	172.43	141.06
Net Assets, end of period ($ x 1,000)	12,593	13,436	20,832	20,362	25,223	41,115

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount inclusive of reduction in expenses due to undertaking.
(f)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
Class C Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	12.01	11.84	10.83	10.65	14.20	14.76
Investment Operations:
Net investment income(a)	.10	.24	.23	.18	.00 (b)	.01
Net realized and unrealized gain (loss) on investments	(.15 )	.18	.78	.00 (b)	(3.37)	(.26 )
Total from Investment Operations	(.05 )	.42	1.01	.18	(3.37)	(.25 )
Distributions:
Dividends from net investment income	(.25 )	(.25 )	-	-	(.18 )	(.31 )
Net asset value, end of period	11.71	12.01	11.84	10.83	10.65	14.20
Total Return (%)(c)	(.42 )(d)	3.67	9.23	1.69	(24.08)	(1.78)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.10 (e)	2.06	1.94	1.84	1.79	1.73
Ratio of net expenses to average net assets	2.10 (e)	2.06 (f)	1.94 (f)	1.83 (f)	1.79 (f)	1.73
Ratio of net investment income to average net assets	1.75 (e)	2.06 (f)	1.96 (f)	1.55 (f)	.01 (f)	.07
Portfolio Turnover Rate	37.30 (d)	127.15	127.52	119.74	172.43	141.06
Net Assets, end of period ($ x 1,000)	504	460	791	1,420	1,793	2,823

(a)	Based on average shares outstanding.
(b)	Amount represents less than $.01 per share.
(c)	Exclusive of sales charge.
(d)	Not annualized.
(e)	Annualized.
(f)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
Class I Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	13.23	12.89	11.67	11.35	15.09	15.59
Investment Operations:
Net investment income(a)	.19	.42	.39	.32	.14	.17
Net realized and unrealized gain (loss) on investments	(.17 )	.21	.83	.00 (b)	(3.59)	(.26 )
Total from Investment Operations	.02	.63	1.22	.32	(3.45)	(.09 )
Distributions:
Dividends from net investment income	(.32 )	(.29 )	-	-	(.29 )	(.41 )
Net asset value, end of period	12.93	13.23	12.89	11.67	11.35	15.09
Total Return (%)	.18 (c)	4.94	10.45	2.82	(23.26)	(.71 )
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.90 (d)	.86	.84	.77	.73	.70
Ratio of net expenses to average net assets	.90 (d)	.86 (e)	.84 (e)	.76 (e)	.73 (e)	.70
Ratio of net investment income to average net assets	2.95 (d)	3.26 (e)	3.07 (e)	2.62 (e)	1.07 (e)	1.10
Portfolio Turnover Rate	37.30 (c)	127.15	127.52	119.74	172.43	141.06
Net Assets, end of period ($ x 1,000)	76,857	85,328	88,200	126,501	134,568	228,633

(a)	Based on average shares outstanding.
(b)	Amount represents less than $.01 per share.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
Class Y Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	13.31	12.96	11.71	11.37	15.11	15.62
Investment Operations:
Net investment income(a)	.20	.44	.40	.34	.16	.19
Net realized and unrealized gain (loss) on investments	(.17 )	.20	.85	.00 (b)	(3.60)	(.28 )
Total from Investment Operations	.03	.64	1.25	.34	(3.44)	(.09 )
Distributions:
Dividends from net investment income	(.33 )	(.29 )	-	-	(.30 )	(.42 )
Net asset value, end of period	13.01	13.31	12.96	11.71	11.37	15.11
Total Return (%)	.31 (c)	5.02	10.58	2.99	(23.19)	(.65 )
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.77 (d)	.75	.74	.66	.64	.61
Ratio of net expenses to average net assets	.77 (d)	.75 (e)	.74 (e)	.66 (e)	.64 (e)	.61
Ratio of net investment income to average net assets	3.07 (d)	3.37 (e)	3.16 (e)	2.73 (e)	1.16 (e)	1.18
Portfolio Turnover Rate	37.30 (c)	127.15	127.52	119.74	172.43	141.06
Net Assets, end of period ($ x 1,000)	48,961	32,821	32,494	44,878	29,038	46,419

(a)	Based on average shares outstanding.
(b)	Amount represents less than $.01 per share.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Significant Accounting Policies:
BNY Mellon International Bond Fund (the “fund”) is a separate non-diversified series of BNY Mellon Investment Funds III (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund’s investment objective is to seek to maximize total return through capital appreciation and income. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Insight North America LLC (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear distribution and/or shareholder services plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no distribution or shareholder services plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no distribution or shareholder services plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series of the Trust are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in other open-end investment companies are valued at their reported net asset values (“NAVs”) each day and are generally categorized within Level 1 of the fair value hierarchy.
Investments in debt securities and instruments generally will be valued, to the extent possible, by one or more independent pricing services (the “Service”). When, in the judgment of the Service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). The value of other debt securities and instruments is determined by the Service based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Trust’s Board of Trustees (the “Board”). Overnight and certain other short-term debt securities and instruments (excluding Treasury bills) will be valued by the amortized cost method, which approximates fair value, unless a Service provides a valuation for such security or, in the opinion of the board or a committee or other persons designated by the Board, such as the Adviser, the amortized cost method would not represent fair value. These securities are generally categorized within Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its NAV), or which are not valued by the Service, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
Market quotations of foreign securities in foreign currencies and any fund assets or liabilities initially expressed in terms of foreign currency are translated into U.S. dollars at the spot rate.
Forward foreign currency exchange contracts (“forward contracts”) generally are valued using the forward rate obtained from a Service and are categorized within Level 2 of the fair value hierarchy. Futures contracts will be valued at the most recent settlement price and are generally categorized within Level 1 of the fair value hierarchy. Generally, over-the-counter (“OTC”) option contracts are valued by the Service and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap agreements are valued each business day by a Service. Swap agreements are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy.
The following is a summary of the inputs used as of April 30, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Asset-Backed Securities	—	3,938,361	—	3,938,361
Collateralized Loan Obligations	—	1,724,067	—	1,724,067
Commercial Mortgage-Backed	—	896,881	—	896,881
Corporate Bonds and Notes	—	17,068,662	—	17,068,662
Foreign Governmental	—	78,941,878	—	78,941,878
U.S. Government Agencies Mortgage-Backed	—	896,156	—	896,156
U.S. Treasury Securities	—	28,174,641	—	28,174,641

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($) (continued)
Investment Companies	1,496,153	—	—	1,496,153
	1,496,153	131,640,646	—	133,136,799
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	—	1,628,800	—	1,628,800
Futures††	1,303,576	—	—	1,303,576
Options Purchased	—	19,932	—	19,932
Swap Agreements††	—	296,258	—	296,258
	1,303,576	1,944,990	—	3,248,566
Liabilities ($)
Investments in Securities:†
U.S. Government Agencies Mortgage-Backed	—	(1,206,157)	—	(1,206,157)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	—	(1,019,569)	—	(1,019,569)
Futures††	(662,835)	—	—	(662,835)
Options Written	—	(18,838)	—	(18,838)
Swap Agreements††	—	(710,944)	—	(710,944)
	(662,835)	(2,955,508)	—	(3,618,343)

†	See Schedule of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of April 30, 2026, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended April 30, 2026, BNY earned $531 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of April 30, 2026, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
Assets ($)
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	6,796,627
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(6,796,627)†
Net amount	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Schedule of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.
Interest Rate Risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund’s investments in these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund’s investments in new securities may be at lower yields and may reduce the fund’s income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time. Unlike investment grade bonds, however, the prices of high yield (“junk”) bonds may fluctuate unpredictably and not necessarily inversely with changes in interest rates. Interest rate changes may have different effects on the values of mortgage-related securities because of prepayment and extension risks. In addition, the rates on floating rate instruments adjust periodically with changes in market interest rates. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate loans and other floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates.
Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund.
Derivatives Risk: A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets, and the  fund’s use of derivatives may result in losses to the  fund. Derivatives in which the fund may invest can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the  fund will not correlate with the underlying assets or the fund’s other investments in the manner intended.
Fixed-Income Market Risk: The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in fund redemption requests, including requests from shareholders who may own a significant percentage of the fund’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause the fund to sell its holdings at a loss or at undesirable prices and adversely affect the fund’s share price and increase the fund’s liquidity risk, fund expenses and/or taxable distributions. Federal Reserve policy in response to market conditions, including with respect to interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Policy and legislative changes worldwide are affecting many aspects of financial regulation. The impact of these changes on the markets and the practical implications for market participants may not be fully known for some time.
Non-Diversification Risk: The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund’s performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
On April 30, 2026, the Board declared a cash dividend of $.074, $.044, $.077 and $.082 per share from undistributed net investment income for Class A, Class C, Class I and Class Y shares, respectively, payable on May 1, 2026 to shareholders of record as of the close of business on April 30, 2026, with an ex-dividend date of May 1, 2026.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended April 30, 2026, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2026, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended October 31, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The fund has an unused capital loss carryover of $204,354,864 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2025. The fund has $123,579,718 of short-term capital losses and $80,775,146 of long-term capital losses which can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2025 was as follows: ordinary income $3,059,905. The tax character of current year distributions will be determined at the end of the current fiscal year.
(h) Operating segment reporting: In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280)

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
- Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the fund has operated and been managed as a single reportable segment, generating returns through dividends, interest, and/or gains from investments aligned with its single stated investment objective as outlined in the fund’s prospectus. The fund’s accounting policies are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments and is comprised of Senior Management and Directors of BNY Investments. The CODM considers the net increase in net assets resulting from operations when deciding whether to purchase additional investments or make distributions to shareholders. Detailed financial information for the fund is presented in these financial statements, including total assets and liabilities in the Statement of Assets and Liabilities, investments held in the Schedule of Investments, results of operations and significant segment expenses in the Statement of Operations, and additional performance information—such as total return, portfolio turnover, and ratios—in the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2026, the fund did not borrow under either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser and the Trust, the Trust had agreed to pay the Adviser a management fee computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has also contractually agreed, from November 1, 2025 through February 27, 2027, to waive receipt of its fees and/or assume the direct expenses of Class A shares of the fund so that the direct expenses of the fund’s Class A shares (excluding shareholder services fees, taxes, brokerage commissions, interest expense, commitment fees on borrowings and extraordinary expenses) do not exceed .77% of the value of the applicable share class’ average daily net assets. On or after February 27, 2027, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $16,352 during the period ended April 30, 2026.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .24% of the value of the fund’s average daily net assets.
During the period ended April 30, 2026, the Distributor retained  $114 from CDSC fees on redemptions of the fund’s Class C shares.
(b) Under the distribution plan adopted pursuant to Rule 12b-1 under the Act (the “Distribution Plan”), Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more service agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to service agents and the basis on which such payments are made. During the period ended April 30, 2026, Class C shares were charged $1,919 pursuant to the Distribution Plan.
(c) Under the shareholder services plan (the “Shareholder Services Plan”), Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to service agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to service agents. During the period ended April 30, 2026, Class A and Class C shares were charged $16,098 and $640, respectively, pursuant to the Shareholder Services Plan.
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the  Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2026, the fund was charged $4,339 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2026, the fund was charged $18,416 pursuant to the custody agreement.
During the period ended April 30, 2026, the fund was charged $18,691 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The fund compensates the Custodian for providing shareholder reporting and regulatory services for the fund. These fees are included in shareholder and regulatory reports service fees in the Statement of Operations. During the period ended April 30, 2026, the Custodian was compensated $10,000 for financial reporting and regulatory services.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fee of $57,093, Distribution Plan fees of $301, Shareholder Services Plan fees of $2,695, Custodian fees of $18,000, Chief Compliance Officer fees of $6,237, Transfer Agent fees of $1,710 and shareholder and regulatory reports service fees of $10,000, which are offset against an expense reimbursement currently in effect in the amount of $2,595.
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities and derivatives, during the period ended April 30, 2026, amounted to $51,820,356 and $47,201,944, respectively.
TBA Securities: During the period ended April 30, 2026, the fund transacted in TBA securities that involved buying or selling mortgage-backed securities on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however, delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. TBA securities subject to a forward commitment to sell at period end are included at the end of the fund’s Schedule of Investments. The proceeds and value of these commitments are reflected in the fund’s Statement of Assets and Liabilities as Receivable for TBA sale commitments (included in Receivable for investment securities sold-TBA) and TBA sale commitments, at value, respectively.
The fund enters into forward-settling mortgage-backed securities transactions (including TBA trades) pursuant to Master Securities Forward Transaction Agreements (“MSFTAs”) with approved counterparties. The MSFTAs provide for rights of setoff and close-out netting of covered transactions with the same counterparty upon an event of default and require posting or receipt of collateral (including cash) based on changes in the fair value of open positions.
The fund does not offset TBA-related assets and liabilities in the statement of assets and liabilities because the criteria for offsetting under GAAP are not met in the ordinary course of business. However, the fund’s TBA positions are subject to enforceable master netting arrangements. Collateral posted or received under MSFTAs is presented separately as “Cash pledged as collateral” or “Cash received as collateral”, if any. Collateral amounts are not offset against the related assets or liabilities except where offsetting criteria are met.
At April 30, 2026, the amounts are as follows:
TBA Sale Commitments:	Assets ($)	Liabilities ($)
TBA forward receivables/payables (fair value)	1,210,678	-
Amounts offset in the statement of financial position	-	-
Net amounts presented	1,210,678	-
Financial instruments subject to MSFTA (not offset)	(1,206,157)	-
Financial collateral (including cash) subject to MSFTA	-	-
Net amount	4,521	-

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. Each type of derivative instrument that was held by the fund during the period ended April 30, 2026 is discussed below.
Deposits with Broker: The amount included in Cash collateral held by broker in the Statement of Asset and Liabilities represents cash balances that are held by a broker, including collateral required for derivative contracts. Any income earned on cash balances held by a broker is recorded as interest income to the fund.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at April 30, 2026 are set forth in the fund’s Schedule of Investments.
Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of credit, or as a substitute for an investment. The fund is subject to market risk and credit risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.
As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates. The maximum payout for those contracts is limited to the number of call option contracts written and the underlying price of the instrument above the strike price, respectively.
As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.
As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The risk of non-payment may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction. Options purchased and written open at April 30, 2026 are set forth in the Schedule of Investments.
Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. The risk of non-payment may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at April 30, 2026 are set forth in the Schedule of Investments.
Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.
For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.
Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.
Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.
Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap agreements in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.
The fund enters into inflation swap agreement to gain exposure to inflation. An inflation swap is an agreement in which one party agrees to pay the cumulative percentage increase in a price index (such as the Consumer Price Index (CPI) with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the value of securities against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases. Inflation swap agreements are within Interest rate swaps open at April 30, 2026 which are set forth in the Schedule of Investments.
For OTC swaps, the fund’s maximum risk of loss from counterparty risk is the discounted value of the cash flows to be received from the counterparty over the agreement’s remaining life, to the extent that the amount is positive. The risk of non-payment may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. There is minimal counterparty risk to the fund with centrally cleared swaps since they are exchange traded and the exchange guarantees these swaps against default. Interest rate swaps open at April 30, 2026 are set forth in the Schedule of Investments.
Total Return Swaps: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional principal amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the specific reference entity, the fund either receives a payment from or makes a payment to the counterparty, respectively. Total return swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. The risk of non-payment is mitigated by Master Agreements between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The underlying reference asset could be a security, an index, or basket of investments. Total return swaps open at April 30, 2026 are set forth in the Schedule of Investments.
Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these agreements are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk. The risk of non-payment may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.
The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement which may exceed the amount of unrealized appreciation or depreciation reflected in the Statement of Assets and Liabilities. Notional amounts of all credit default swap agreements are disclosed in the Schedule of Investments, which summarizes open credit default swaps entered into by the fund. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities. Credit default swaps open at April 30, 2026 are set forth in the Schedule of Investments.
GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. All required disclosures have been made and are incorporated within the current period as part of the Notes to the Schedule of Investments and disclosures within this Note.
The following tables show the  fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Fair value of derivative instruments as of April 30, 2026 is shown below:
	Derivative Assets ($)		Derivative Liabilities ($)
Interest Rate Risk	1,431,335 (1),(2)	Interest Rate Risk	(1,031,762)(1),(2)
Equity Risk	95,031 (1)	Equity Risk	-
Foreign Exchange Risk	1,628,800 (3)	Foreign Exchange Risk	(1,019,569)(3)
Credit Risk	93,400 (1),(4)	Credit Risk	(360,855)(1),(5)
Gross fair value of derivative contracts	3,248,566		(2,412,186)

Statement of Assets and Liabilities location:
(1)
Includes cumulative appreciation (depreciation) on swap agreements as reported in the Schedule of Investments. Unrealized appreciation (depreciation) on OTC swap agreements and only unpaid variation margin on centrally cleared swap agreements, are reported in the Statement of Assets and Liabilities.

(2)	Includes cumulative appreciation (depreciation) on futures as reported in the Schedule of Investments, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
(3)	Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
(4)	Options purchased are included in Investments in securities—Unaffiliated issuers, at value.
(5)	Outstanding options written, at value.
The effect of derivative instruments in the Statement of Operations during the period ended April 30, 2026 is shown below:
Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures(1)	Options Transactions(2)	Forward Contracts(3)	Swap Agreements(4)	Total
Interest Rate	(509,621)	-	-	1,417	(508,204)
Equity	-	-	-	69,342	69,342

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures(1)	Options Transactions(2)	Forward Contracts(3)	Swap Agreements(4)	Total
Foreign Exchange	-	-	(1,270,187)	-	(1,270,187)
Credit	-	173,694	-	210,625	384,319
Total	(509,621)	173,694	(1,270,187)	281,384	(1,324,730)

Net change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures(5)	Options Transactions(6)	Forward Contracts(7)	Swap Agreements(8)	Total
Interest Rate	1,200,355	-	-	(306,306)	894,049
Equity	-	-	-	103,049	103,049
Foreign Exchange	-	-	1,579,726	-	1,579,726
Credit	-	(1,928)	-	(240,366)	(242,294)
Total	1,200,355	(1,928)	1,579,726	(443,623)	2,334,530

Statement of Operations location:
(1)	Net realized gain (loss) on futures.
(2)	Net realized gain (loss) on options transactions.
(3)	Net realized gain (loss) on forward foreign currency exchange contracts.
(4)	Net realized gain (loss) on swap agreements.
(5)	Net change in unrealized appreciation (depreciation) on futures.
(6)	Net change in unrealized appreciation (depreciation) on options transactions.
(7)	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
(8)	Net change in unrealized appreciation (depreciation) on swap agreements.
The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.
At April 30, 2026, derivative assets and liabilities (by type) on a gross basis are as follows:
Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Futures	1,303,576	(662,835)
Options	19,932	(18,838)
Forward contracts	1,628,800	(1,019,569)
Swap agreements	296,258	(710,944)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	3,248,566	(2,412,186)
Derivatives not subject to Master Agreements	(1,477,219)	1,305,058
Total gross amount of assets and liabilities subject to Master Agreements	1,771,347	(1,107,128)

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of April 30, 2026:
Counterparty	Gross Amount of Assets ($)(1)	Financial Instruments and Derivatives Available for Offset ($)	Collateral Received ($)(2)	Net Amount of Assets ($)
Barclays Capital, Inc.	32,250	(32,250)	-	-
BNP Paribas Corp.	80,358	(80,358)	-	-
Citigroup Global Markets, Inc.	328,056	(36,566)	(291,490)	-
Deutsche Bank AG	97,530	(84,436)	-	13,094
Goldman Sachs & Co. LLC	204,510	(204,510)	-	-
HSBC Securities (USA), Inc.	289,472	(174,501)	-	114,971
J.P. Morgan Securities LLC	103,017	(103,017)	-	-
Merrill Lynch, Pierce, Fenner & Smith, Inc.	16,477	(16,477)	-	-
Morgan Stanley & Co. LLC	472,942	(123,592)	(321,000)	28,350
RBC Capital Markets, LLC	140,395	(5,649)	-	134,746
UBS Securities LLC	6,340	(3,212)	-	3,128
Total	1,771,347	(864,568)	(612,490)	294,289

Counterparty	Gross Amount of Liabilities($)(1)	Financial Instruments and Derivatives Available for Offset ($)	Collateral Pledged ($)(2)	Net Amount of Liabilities ($)
Barclays Capital, Inc.	(58,751)	32,250	-	(26,501)
BNP Paribas Corp.	(99,905)	80,358	-	(19,547)
Citigroup Global Markets, Inc.	(36,566)	36,566	-	-
Deutsche Bank AG	(84,436)	84,436	-	-
Goldman Sachs & Co. LLC	(283,527)	204,510	79,017	-
HSBC Securities (USA), Inc.	(174,501)	174,501	-	-
J.P. Morgan Securities LLC	(214,796)	103,017	-	(111,779)
Merrill Lynch, Pierce, Fenner & Smith, Inc.	(22,193)	16,477	-	(5,716)
Morgan Stanley & Co. LLC	(123,592)	123,592	-	-
RBC Capital Markets, LLC	(5,649)	5,649	-	-
UBS Securities LLC	(3,212)	3,212	-	-
Total	(1,107,128)	864,568	79,017	(163,543)

(1)	Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
(2)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to over collateralization.
The following table summarizes the monthly average market value of derivatives outstanding during the period ended April 30, 2026:
Average Market Value ($)
Futures:
Interest Rate Futures Long	50,195,016
Interest Rate Futures Short	48,611,414

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Average Market Value ($)
Options Contracts:
Credit Purchased Options	36,011
Credit Written Options	89,874
Forward Contracts:
Forward Contracts Purchased in USD	130,344,677
Forward Contracts Sold in USD	84,272,509
The following table summarizes the monthly average notional value of swap agreements outstanding during the period ended April 30, 2026:
Average Notional Value ($)
Swap Agreements:
Equity Total Return Swaps Pays Fixed Rate	10,770,616
Equity Total Return Swaps Receives Fixed Rate	3,005,999
Credit Default Swaps Buy Protection	27,401,395
Credit Default Swaps Sell Protection	39,907,905
Interest Rate Swap Pays Fixed Rate	8,798,594
Interest Rate Swap Receives Fixed Rate	12,546,643
At April 30, 2026, accumulated net unrealized depreciation on investments inclusive of derivative contracts was $2,516,491, consisting of $6,529,531 gross unrealized appreciation and $9,046,022 gross unrealized depreciation.
At April 30, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
(a) The Fund is a series of BNY Mellon Investment Funds III (the “Trust”). KPMG LLP (“KPMG”) was the independent registered public accounting firm for the Fund until its dismissal on January 1, 2026.
During each of the two fiscal years ended October 31, 2025 and October 31, 2024, and the subsequent interim period through January 1, 2026, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which, if not resolved to the satisfaction of KPMG, would have caused KPMG to make reference to the subject matter of the disagreement in connection with KPMG’s reports on the financial statements. In addition, there have been no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.
The audit reports of KPMG on the financial statements of the Fund as of and for the fiscal years ended October 31, 2025 and October 31, 2024 did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope, or accounting principles.
The Fund provided KPMG with a copy of the foregoing disclosures and has requested that KPMG furnish the Fund with a letter addressed to the U.S. Securities and Exchange Commission (the “SEC”) stating whether KPMG agrees with the above statements. A copy of the letter from KPMG is filed as an Exhibit to this Form N-CSR.
(b) At a meeting held on August 19, 2025, the Audit Committee and Board of the Trust approved the appointment of Ernst & Young LLP (“EY”) as the Fund’s independent registered public accounting firm effective January 1, 2026. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds. Accordingly, a change in the Fund’s independent registered public accounting firm was deemed to occur as of January 1, 2026.

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
A special meeting of the fund’s shareholders was held on November 20, 2025 for the election of additional Board members whose terms commenced on January 1, 2026. The results were as follows:
	Shares
	For	Withheld
To elect six Board Members to the Board of Trustees of the Fund:
Andrew J. Donohue	121,119,341	1,198,557
Joan L. Gulley	120,948,216	1,369,682
Alan H. Howard	121,136,039	1,181,859
Robin A. Melvin	121,003,739	1,314,159
Bradley J. Skapyak	121,153,110	1,164,788
Burton N. Wallack	121,075,760	1,242,138

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Trustees’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Trustees’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $27,697.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting of the fund’s Board of Trustees (the “Board”) held on March 3-4, 2026, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, and the Sub-Investment Advisory Agreement (together with the Management Agreement, the “Agreements”), pursuant to which Insight North America LLC (the “Sub-Adviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.
The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser.
Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Class I shares with the performance of four other institutional international income funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional international income funds (the “Performance Universe”), all for various periods ended December 31, 2025, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all institutional international income funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.
Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was below the Performance Group median for all periods, and was below the Performance Universe median for all periods, except for the one-year period when the fund’s total return performance was above the Performance Universe median. The Board also considered that the fund’s yield performance was below the Performance Group and Performance Universe medians for six of the ten one-year periods ended December 31stt. The Board discussed with representatives of the Adviser and the Sub-Adviser the reasons for the fund’s underperformance versus the Performance Group and Performance Universe during certain periods under review and noted that the primary portfolio managers were very experienced and continued to apply a consistent investment strategy. It was also noted that there were no more than four other funds in the Performance Group during the periods under review (except for the ten-year period when there was only three other funds in the Performance Group). The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index, and it was noted that the fund’s returns were above the returns of the index in seven of the ten calendar years shown.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.
The Board considered that the fund’s contractual management fee was lower than the Expense Group median contractual management fee, the fund’s actual management fee was equal to the Expense Group median and approximately equivalent to the Expense Universe median actual management fee, and the fund’s total expenses were slightly higher than the Expense Group median and higher than the Expense Universe median total expenses.
Representatives of the Adviser stated that the Adviser has contractually agreed, until February 28, 2027, to waive receipt of its fees and/or assume the direct expenses of Class A shares of the fund so that the direct expenses of Class A shares (excluding shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed ..77%.
Representatives of the Adviser reviewed with the Board the management or investment advisory fees paid to the Adviser or the Sub-Adviser for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee. Representatives of the Adviser noted that there were no other funds advised by the Adviser that are in the same Lipper category as the fund.
The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.
Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.
The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.
●The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are satisfactory and appropriate.
●The Board was generally satisfied with the fund’s overall relative performance.
●The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.
●The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.
In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

© 2026 BNY Mellon Securities Corporation
Code-6091NCSRSA0426

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no materials changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Not applicable.

a)(2) Not applicable.

(a)(3) Certifications of principal executive and principal financial officers as required by Rule 30a- 2(a) under the Investment Company Act of 1940.

(a)(4) Not applicable.

(a)(5)(i) Change in Registrant's Independent Public Accountant attached hereto.

(a)(5)(ii) Letter from Registrant's former Independent Public Accountant attached hereto.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Investment Funds III

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: June 29, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: June 29, 2026

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: June 29, 2026

EXHIBIT INDEX

(a)(3) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(a)(5)(i) Change in Registrant's Independent Public Accountant attached hereto.

(a)(5)(ii) Letter from Registrant's former Independent Public Accountant attached hereto.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)